UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2015

1.804853.111

CAI-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$ 2,251	$ 1,553
Nonconvertible Bonds - 63.5%
Aerospace - 0.5%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind	2,915	2,826
GenCorp, Inc. 7.125% 3/15/21	2,610	2,780
Huntington Ingalls Industries, Inc. 5% 12/15/21 (f)	6,655	6,838
KLX, Inc. 5.875% 12/1/22 (f)	27,955	28,095
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,618
		50,157
Air Transportation - 1.4%
Air Canada:
5.375% 11/15/22 (f)	3,048	3,124
7.75% 4/15/21 (f)	9,805	10,540
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,392
Aviation Capital Group Corp. 4.625% 1/31/18 (f)	6,886	7,131
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,632	2,750
6.125% 4/29/18	3,325	3,475
7.25% 11/10/19	10,465	11,904
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	25,455	29,210
8.021% 8/10/22	9,810	11,170
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,580	4,419
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,575	7,396
8.028% 11/1/17	1,727	1,909
U.S. Airways Group, Inc. 6.125% 6/1/18	9,640	10,074
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	10,943	12,708
Series 2012-2 Class B, 6.75% 12/3/22	3,241	3,500
Series 2013-1 Class B, 5.375% 5/15/23	4,462	4,585
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	9,166	9,991
XPO Logistics, Inc. 7.875% 9/1/19 (f)	13,655	14,594
		151,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 0.2%
Affinia Group, Inc. 7.75% 5/1/21	$ 2,035	$ 2,121
International Automotive Components Group SA 9.125% 6/1/18 (f)	14,445	14,716
		16,837
Automotive & Auto Parts - 1.0%
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,625
6% 9/15/23	7,475	7,699
6.75% 2/15/21	3,618	3,808
Delphi Corp. 5% 2/15/23	17,854	18,925
Exide Technologies 11% 4/30/20	2,162	1,806
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,568
Jaguar Land Rover PLC 4.25% 11/15/19 (f)	10,960	10,977
Lear Corp. 4.75% 1/15/23	12,337	12,244
LKQ Corp. 4.75% 5/15/23	2,190	2,086
Schaeffler Finance BV 4.75% 5/15/21 (f)	9,740	9,764
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(i)	7,240	7,647
6.75% 11/15/22 pay-in-kind (f)(i)	9,620	10,414
Tenneco, Inc. 6.875% 12/15/20	15,510	16,247
		114,810
Banks & Thrifts - 3.1%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	21,887
4.625% 3/30/25	15,430	14,851
5.125% 9/30/24	77,675	78,549
General Motors Acceptance Corp. 8% 11/1/31	20,638	25,798
GMAC LLC 8% 11/1/31	168,886	201,819
		342,904
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,974
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (i)	11,553	7,525
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,977
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)	12,765	12,717
4.625% 5/15/23 (f)	4,925	4,740
5.25% 8/15/22 (f)	15,410	16,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Sirius XM Radio, Inc.: - continued
5.375% 4/15/25 (f)	$ 12,000	$ 11,970
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,102
		78,205
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	3,005	3,065
Cable/Satellite TV - 2.5%
Altice SA 5.375% 7/15/23 (f)	19,460	19,557
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	30,397
5.125% 5/1/23 (f)	14,050	13,910
5.25% 3/15/21	19,210	19,546
5.25% 9/30/22	15,055	15,243
5.375% 5/1/25 (f)	14,050	13,839
5.75% 9/1/23	9,495	9,721
5.75% 1/15/24	11,275	11,479
6.625% 1/31/22	27,120	28,646
7.375% 6/1/20	12,500	13,221
DISH DBS Corp.:
5% 3/15/23	23,450	21,955
5.125% 5/1/20	1,000	1,013
5.875% 7/15/22	40,185	39,984
Lynx I Corp. 5.375% 4/15/21 (f)	5,639	5,801
Lynx II Corp. 6.375% 4/15/23 (f)	3,545	3,705
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	6,335	6,620
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	10,690	10,890
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,091
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (f)(i)	2,525	2,528
		278,146
Capital Goods - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (f)	5,745	5,831
5.875% 10/15/24 (f)	4,925	4,999
		10,830
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 1.9%
Chemtura Corp. 5.75% 7/15/21	$ 5,030	$ 5,080
Hexion U.S. Finance Corp. 6.625% 4/15/20	11,375	10,422
LSB Industries, Inc. 7.75% 8/1/19	3,620	3,810
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	73,842
4.69% 4/24/22	28,622	23,470
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	4,160	4,222
Platform Specialty Products Corp. 6.5% 2/1/22 (f)	8,280	8,570
PolyOne Corp.:
5.25% 3/15/23	6,005	5,960
7.375% 9/15/20	4,506	4,693
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	4,240	4,145
Rockwood Specialties Group, Inc. 4.625% 10/15/20	9,525	9,906
The Chemours Company LLC 7% 5/15/25 (f)	3,640	3,193
TPC Group, Inc. 8.75% 12/15/20 (f)	14,165	12,713
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,750	5,059
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)	33,275	33,608
5.625% 10/1/24 (f)	7,315	7,461
		216,154
Consumer Products - 0.7%
Edgewell Personal Care Co. 5.5% 6/15/25 (f)	7,330	7,165
Elizabeth Arden, Inc. 7.375% 3/15/21	3,202	2,305
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	2,500	2,375
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,757
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	37,745
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (f)	11,680	12,028
6.375% 11/15/20	2,820	3,003
6.625% 11/15/22	3,335	3,568
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,156
		74,102
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 1.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)	$ 32,448	$ 33,551
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	7,260	7,233
6.25% 1/31/19 (f)	12,530	12,875
6.75% 1/31/21 (f)	12,465	12,777
7% 11/15/20 (f)	1,029	1,039
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)	12,250	12,189
6% 6/15/17 (f)	6,255	6,224
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,335	3,902
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,402
7.5% 12/15/96	12,871	12,163
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,145
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,443
6.875% 2/15/21	15,185	15,872
8.25% 2/15/21 (i)	18,196	18,878
9.875% 8/15/19	2,725	2,866
Sealed Air Corp. 5.25% 4/1/23 (f)	5,010	5,085
		180,644
Diversified Financial Services - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,454
4.5% 5/15/21	20,650	20,960
4.625% 7/1/22	11,355	11,568
Aircastle Ltd.:
4.625% 12/15/18	7,795	8,135
5.5% 2/15/22	10,600	11,051
7.625% 4/15/20	7,830	9,044
CIT Group, Inc.:
5% 8/15/22	17,330	17,612
5.375% 5/15/20	21,665	22,897
5.5% 2/15/19 (f)	30,275	32,016
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	$ 17,515	$ 18,062
5.875% 2/1/22	73,165	75,726
6% 8/1/20	60,435	63,608
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,835
5.875% 4/1/19	60,890	65,152
5.875% 8/15/22	20,190	22,007
6.25% 5/15/19	47,055	51,283
8.25% 12/15/20	45,847	54,902
8.625% 1/15/22	46,340	56,998
MSCI, Inc. 5.25% 11/15/24 (f)	6,725	6,857
Navient Corp.:
5% 10/26/20	7,625	7,034
5.875% 10/25/24	16,465	14,325
SLM Corp.:
5.5% 1/25/23	64,245	56,214
7.25% 1/25/22	27,665	27,319
8% 3/25/20	15,115	15,720
		684,779
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	25,528	27,060
8.5% 7/15/29	16,125	17,496
MDC Partners, Inc. 6.75% 4/1/20 (f)	11,395	11,281
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	6,170	6,116
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,216
WMG Acquisition Corp. 5.625% 4/15/22 (f)	2,410	2,434
		80,603
Electric Utilities No Longer Use - 0.1%
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,550
7% 6/15/23 (f)	11,295	10,871
		13,421
Energy - 7.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,514
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp. 7.125% 11/1/20 (f)	$ 13,110	$ 7,932
Antero Resources Corp. 5.625% 6/1/23 (f)	10,200	9,818
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	5,412
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23	7,400	7,103
7.5% 9/15/20	19,770	19,869
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	3,045
Citgo Holding, Inc. 10.75% 2/15/20 (f)	16,670	17,045
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	16,530	16,199
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	7,653
Concho Resources, Inc.:
5.5% 4/1/23	27,015	27,015
6.5% 1/15/22	16,925	17,496
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	18,458
6.25% 4/1/23 (f)	9,260	9,306
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,075
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	5,050	4,040
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	12,738
Edgen Murray Corp. 8.75% 11/1/20 (f)	7,898	8,510
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (f)	11,080	10,637
8.125% 9/15/23 (f)	10,235	10,178
Energy Transfer Equity LP 5.5% 6/1/27	16,735	16,400
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (f)	14,290	10,789
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	8,082
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,227
Forbes Energy Services Ltd. 9% 6/15/19	10,305	7,548
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,385
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,539
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	2,704
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	266
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)	7,700	8,306
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)	$ 9,920	$ 9,226
5.75% 10/1/25 (f)	11,285	10,721
7.625% 4/15/21 (f)	10,609	10,927
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,160	919
5.875% 4/1/20	10,343	8,740
Jupiter Resources, Inc. 8.5% 10/1/22 (f)	25,855	17,581
Kinder Morgan, Inc. 5.625% 11/15/23 (f)	6,980	7,267
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	12,325	12,541
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24	16,745	16,326
5.5% 2/15/23	7,055	7,231
Newfield Exploration Co.:
5.375% 1/1/26	13,990	13,430
5.625% 7/1/24	10,950	10,731
Noble Energy, Inc. 5.625% 5/1/21	9,115	9,660
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,590
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,926
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (f)	8,455	8,434
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	23,570	10,106
Precision Drilling Corp.:
5.25% 11/15/24	11,215	9,435
6.5% 12/15/21	2,505	2,373
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,442
Range Resources Corp. 5% 3/15/23	18,145	17,782
Rice Energy, Inc.:
6.25% 5/1/22	20,020	18,919
7.25% 5/1/23 (f)	9,808	9,636
RSP Permian, Inc. 6.625% 10/1/22 (f)	4,715	4,750
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (f)	42,605	41,966
5.75% 5/15/24	10,455	10,396
SemGroup Corp. 7.5% 6/15/21	8,325	8,658
SM Energy Co. 5.625% 6/1/25	5,480	5,179
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 23,497	$ 26,545
8% 3/1/32	12,475	14,852
Southern Star Central Corp. 5.125% 7/15/22 (f)	6,750	6,851
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,300
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,570
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,352
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	4,265	4,180
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (f)	7,815	8,030
Teine Energy Ltd. 6.875% 9/30/22 (f)	11,950	11,114
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,435
TerraForm Power Operating LLC:
5.875% 2/1/23 (f)	6,675	6,738
6.125% 6/15/25 (f)	3,580	3,589
Tesoro Corp.:
5.125% 4/1/24	1,135	1,130
5.375% 10/1/22	6,925	7,029
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)	6,220	6,438
5.875% 10/1/20	1,624	1,685
6.125% 10/15/21	6,175	6,437
6.25% 10/15/22 (f)	9,030	9,436
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)	4,031	3,910
Unit Corp. 6.625% 5/15/21	2,202	2,103
W&T Offshore, Inc. 8.5% 6/15/19	9,920	6,026
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	10,345	10,629
Western Refining, Inc. 6.25% 4/1/21	26,400	26,532
Whiting Petroleum Corp.:
5% 3/15/19	7,735	7,426
5.75% 3/15/21	7,735	7,542
WPX Energy, Inc. 6% 1/15/22	16,060	15,016
		857,076
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.75% 6/15/25	16,960	16,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	$ 2,380	$ 2,392
5.625% 2/15/24	2,570	2,621
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,710
5.125% 12/15/22	2,845	2,859
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)	4,865	4,804
		39,261
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,924
5.25% 8/1/20	7,105	7,275
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,620
7.25% 12/1/20	12,151	12,728
		33,547
Food & Drug Retail - 1.0%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(i)	14,690	13,331
9.25% 2/15/19 (f)	14,427	14,643
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)	13,094	14,502
Rite Aid Corp.:
6.125% 4/1/23 (f)	22,415	23,284
6.75% 6/15/21	25,550	27,147
9.25% 3/15/20	7,595	8,252
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (f)	11,295	11,210
		112,369
Food/Beverage/Tobacco - 1.8%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,522
Barry Callebaut Services NV 5.5% 6/15/23 (f)	12,055	12,893
Constellation Brands, Inc.:
3.875% 11/15/19	8,455	8,623
4.75% 11/15/24	10,985	11,205
ESAL GmbH 6.25% 2/5/23 (f)	28,980	28,545
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	11,155	11,685
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)	$ 3,220	$ 3,091
JBS Investments GmbH 7.25% 4/3/24 (f)	37,820	38,813
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	20,055	19,873
5.875% 7/15/24 (f)	6,030	6,120
7.25% 6/1/21 (f)	7,350	7,727
8.25% 2/1/20 (f)	7,110	7,537
Pilgrim's Pride Corp. 5.75% 3/15/25 (f)	16,785	17,163
Post Holdings, Inc.:
6% 12/15/22 (f)	6,040	5,859
7.375% 2/15/22	5,200	5,317
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,915	3,134
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,212
		202,319
Gaming - 1.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	66,990	51,917
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	4,125	4,269
4.875% 11/1/20	10,795	11,132
5.375% 11/1/23	8,565	8,924
Graton Economic Development Authority 9.625% 9/1/19 (f)	21,760	23,419
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(i)	7,221	7,239
Scientific Games Corp. 10% 12/1/22	11,010	10,693
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (d)(f)	1,991	0
		117,593
Healthcare - 4.5%
Alere, Inc. 6.375% 7/1/23 (f)	5,115	5,320
AmSurg Corp. 5.625% 7/15/22	10,945	11,257
Concordia Healthcare Corp. 7% 4/15/23 (f)	5,415	5,517
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,841
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (f)	14,410	14,986
6% 2/1/25 (f)	15,205	15,661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.:
4.75% 5/1/23	$ 12,395	$ 12,720
5.375% 2/1/25	22,530	23,037
5.875% 5/1/23	33,560	36,077
7.5% 2/15/22	10,725	12,495
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,440
5.75% 11/1/24	14,760	14,908
Hologic, Inc. 5.25% 7/15/22 (f)	12,345	12,746
InVentiv Health, Inc. 11% 8/15/18 (f)(i)	2,237	2,148
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(i)	11,285	11,525
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (f)(i)	5,955	6,141
Kindred Escrow Corp. II:
8% 1/15/20 (f)	11,035	11,945
8.75% 1/15/23 (f)	8,275	9,123
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (f)	5,265	5,418
5.5% 4/15/25 (f)	12,890	12,987
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	9,445	10,047
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,053
Polymer Group, Inc.:
6.875% 6/1/19 (f)	4,515	4,605
7.75% 2/1/19	2,185	2,240
Quintiles Transnational Corp. 4.875% 5/15/23 (f)	8,705	8,830
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,432
5.5% 2/1/21	5,430	5,634
Tenet Healthcare Corp.:
6.75% 6/15/23 (f)	19,300	20,169
6.875% 11/15/31	23,140	21,752
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	9,494
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	19,585	20,124
5.625% 12/1/21 (f)	12,920	13,308
5.875% 5/15/23 (f)	53,200	55,323
6.125% 4/15/25 (f)	37,755	39,454
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International, Inc.: - continued
6.75% 8/15/21 (f)	$ 4,419	$ 4,601
7.5% 7/15/21 (f)	11,350	12,315
VPI Escrow Corp. 6.375% 10/15/20 (f)	18,380	19,368
		497,041
Homebuilders/Real Estate - 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	6,475	6,313
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	5,010	5,060
CBRE Group, Inc. 5% 3/15/23	35,255	36,158
Communications Sales & Leasing, Inc.:
6% 4/15/23 (f)	4,905	4,709
8.25% 10/15/23 (f)	11,045	10,548
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,286
4.75% 2/15/23	9,110	9,178
5.75% 8/15/23	4,935	5,256
Howard Hughes Corp. 6.875% 10/1/21 (f)	24,190	25,641
Lennar Corp. 4.5% 11/15/19	8,255	8,534
Realogy Corp. 9% 1/15/20 (f)	8,005	8,605
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (f)	3,545	3,598
6.125% 4/1/25 (f)	3,545	3,625
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,478
8.375% 1/15/21	10,900	12,835
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)	14,750	14,713
5.875% 4/15/23 (f)	8,405	8,416
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	23,754
5.625% 1/15/24	3,075	3,229
5.875% 2/15/22	1,030	1,108
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,608
5.875% 6/15/24	16,130	15,888
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,361
		236,901
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	$ 3,035	$ 3,240
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,297
6% 6/1/25 (f)	22,215	22,881
Playa Resorts Holding BV 8% 8/15/20 (f)	11,880	12,326
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21	8,675	8,740
		55,484
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (f)(h)	28,500	28,500
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	22,620	23,101
		51,601
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)	4,530	3,601
LTF Merger Sub, Inc. 8.5% 6/15/23 (f)	11,335	10,910
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)	3,048	3,056
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)	14,515	14,950
		32,517
Metals/Mining - 0.3%
Aleris International, Inc. 6% 6/1/20 (f)	151	151
Mirabela Nickel Ltd. 1% 9/10/44 (f)	40	0
Murray Energy Corp. 11.25% 4/15/21 (f)	22,670	13,942
New Gold, Inc. 7% 4/15/20 (f)	3,050	2,997
Peabody Energy Corp. 10% 3/15/22 (f)	11,190	5,707
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,255	2,946
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	8,460	8,270
8.25% 1/15/21 (f)	4,470	4,369
		38,382
Paper - 0.2%
Boise Cascade Co. 6.375% 11/1/20	2,860	3,007
Mercer International, Inc.:
7% 12/1/19	7,655	7,942
7.75% 12/1/22	13,755	14,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp.:
0% 5/1/12 (d)(i)	$ 6,337	$ 0
11.375% 12/31/14 (d)	12,582	0
		25,495
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (f)	6,545	5,858
Gannett Co., Inc.:
4.875% 9/15/21 (f)	8,440	8,461
5.5% 9/15/24 (f)	8,440	8,482
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (i)	29,430	32,594
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	23,575	23,929
R.R. Donnelley & Sons Co.:
6% 4/1/24	4,890	4,939
7% 2/15/22	7,600	8,170
7.875% 3/15/21	9,735	11,001
		103,434
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	1,820	1,952
Services - 1.5%
APX Group, Inc.:
6.375% 12/1/19	10,095	9,868
8.75% 12/1/20	13,165	11,947
Ashtead Capital, Inc. 5.625% 10/1/24 (f)	11,275	11,303
Audatex North America, Inc.:
6% 6/15/21 (f)	19,605	20,022
6.125% 11/1/23 (f)	2,995	2,928
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,541
Garda World Security Corp. 7.25% 11/15/21 (f)	4,645	4,343
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,984
Laureate Education, Inc. 10% 9/1/19 (f)(i)	61,085	57,496
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	3,020	3,020
TMS International Corp. 7.625% 10/15/21 (f)	2,170	2,104
United Rentals North America, Inc.:
4.625% 7/15/23	9,820	9,685
5.5% 7/15/25	7,840	7,497
		161,738
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - 0.6%
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (f)	$ 11,109	$ 5,221
8.25% 3/31/20 (f)	8,410	7,632
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)	9,350	7,153
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)	13,710	13,573
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	8,270	8,167
11.25% 10/15/18	14,130	13,918
Steel Dynamics, Inc.:
5.125% 10/1/21	3,365	3,357
5.25% 4/15/23	3,565	3,494
5.5% 10/1/24	8,450	8,366
		70,881
Super Retail - 0.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)	16,690	17,650
CST Brands, Inc. 5% 5/1/23	2,640	2,627
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(i)	5,185	5,133
L Brands, Inc.:
5.625% 2/15/22	14,745	15,832
5.625% 10/15/23	10,310	10,929
Netflix, Inc. 5.375% 2/1/21 (f)	7,725	8,053
PVH Corp. 4.5% 12/15/22	21,264	21,423
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,578
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,975
The Men's Wearhouse, Inc. 7% 7/1/22	4,165	4,436
		90,636
Technology - 4.3%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)	50,160	52,668
6.125% 9/15/23 (f)	16,390	17,660
ADT Corp. 6.25% 10/15/21	32,065	33,989
Advanced Micro Devices, Inc. 7% 7/1/24	11,530	7,667
Blue Coat Systems, Inc. 8.375% 6/1/23 (f)	9,925	10,148
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,250
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	10,855
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)	4,675	4,839
Entegris, Inc. 6% 4/1/22 (f)	3,215	3,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
8.75% 1/15/22 pay-in-kind (f)(i)	$ 14,205	$ 15,057
11.25% 1/15/21	5,658	6,280
11.75% 8/15/21	20,353	23,101
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,574
5% 2/15/23	12,150	12,317
Global Cash Access, Inc. 10% 1/15/22 (f)	7,550	7,361
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)	4,800	4,716
Italics Merger Sub, Inc. 7.125% 7/15/23 (f)	5,655	5,556
Lucent Technologies, Inc.:
6.45% 3/15/29	36,439	38,443
6.5% 1/15/28	19,936	20,933
Micron Technology, Inc.:
5.25% 8/1/23 (f)	4,485	4,317
5.25% 1/15/24 (f)	8,440	8,102
5.5% 2/1/25 (f)	30,765	29,804
5.625% 1/15/26 (f)	8,440	8,081
5.875% 2/15/22	6,735	6,870
Nuance Communications, Inc. 5.375% 8/15/20 (f)	5,080	5,156
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	11,130	11,269
4.625% 6/15/22 (f)	3,405	3,388
5.75% 2/15/21 (f)	9,665	10,082
5.75% 3/15/23 (f)	13,725	14,205
Project Homestake Merger Corp. 8.875% 3/1/23 (f)	6,070	5,706
Seagate HDD Cayman:
4.75% 6/1/23	19,755	19,997
4.75% 1/1/25	11,170	11,059
Sensata Technologies BV:
4.875% 10/15/23 (f)	5,010	4,960
5% 10/1/25 (f)	11,210	10,986
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(i)	7,770	7,848
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (f)	8,960	9,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
VeriSign, Inc.:
4.625% 5/1/23	$ 8,755	$ 8,470
5.25% 4/1/25	11,005	11,088
		483,371
Telecommunications - 11.0%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)	17,025	18,302
8.875% 1/1/20 (f)	5,800	6,308
Altice Financing SA:
6.5% 1/15/22 (f)	26,701	27,569
6.625% 2/15/23 (f)	20,740	21,362
7.875% 12/15/19 (f)	9,310	9,799
Altice Finco SA:
8.125% 1/15/24 (f)	21,880	22,755
9.875% 12/15/20 (f)	10,945	12,149
Altice SA:
7.625% 2/15/25 (f)	11,760	11,525
7.75% 5/15/22 (f)	63,820	64,299
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,128
9% 8/15/31	13,178	12,025
Crown Castle International Corp. 5.25% 1/15/23	30,285	31,724
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,442
Digicel Group Ltd.:
6% 4/15/21 (f)	33,230	31,319
6.75% 3/1/23 (f)	16,770	16,091
7% 2/15/20 (f)	2,110	2,189
7.125% 4/1/22 (f)	88,675	81,359
8.25% 9/30/20 (f)	57,789	57,067
Eileme 2 AB 11.625% 1/31/20 (f)	20,050	21,980
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	9,715	10,201
Frontier Communications Corp. 8.5% 4/15/20	20,488	21,205
GCI, Inc. 6.875% 4/15/25	10,905	11,096
Intelsat Jackson Holdings SA:
5.5% 8/1/23	35,335	32,067
7.5% 4/1/21	11,055	11,000
j2 Global, Inc. 8% 8/1/20	7,245	7,797
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	11,637
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
5.125% 5/1/23 (f)	$ 11,240	$ 10,931
5.375% 5/1/25 (f)	11,240	10,945
MasTec, Inc. 4.875% 3/15/23	7,100	6,195
Millicom International Cellular SA:
4.75% 5/22/20 (f)	5,180	5,038
6% 3/15/25 (f)	10,745	10,611
Numericable Group SA:
4.875% 5/15/19 (f)	17,085	17,341
6% 5/15/22 (f)	122,140	124,277
6.25% 5/15/24 (f)	75,510	76,790
Sable International Finance Ltd. 6.875% 8/1/22 (f)	10,570	10,427
Sprint Capital Corp.:
6.875% 11/15/28	34,549	29,280
8.75% 3/15/32	16,821	15,917
Sprint Corp. 7.125% 6/15/24	3,758	3,439
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,532
6.125% 1/15/22	18,850	19,698
6.25% 4/1/21	34,470	36,107
6.375% 3/1/25	76,286	80,005
6.5% 1/15/24	50,680	53,515
6.625% 4/1/23	46,480	49,501
6.633% 4/28/21	17,324	18,341
6.731% 4/28/22	11,245	11,920
6.836% 4/28/23	13,357	14,292
U.S. West Communications:
7.25% 9/15/25	1,480	1,695
7.25% 10/15/35	5,745	5,802
UPCB Finance IV Ltd. 5.375% 1/15/25 (f)	11,930	11,542
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (f)	11,035	11,071
		1,223,607
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	11,670	11,495
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)	3,470	2,958
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	10,180	9,569
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Transportation Ex Air/Rail - continued
Teekay Corp. 8.5% 1/15/20	$ 10,097	$ 11,081
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	4,535	3,798
		38,901
Utilities - 2.8%
Calpine Corp. 7.875% 1/15/23 (f)	16,193	17,377
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)	7,994	9,473
11.25% 11/1/17 pay-in-kind (d)(i)	147	174
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	61,314	66,220
11.75% 3/1/22 (d)(f)	48,339	52,448
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	7,862
PPL Energy Supply LLC 6.5% 6/1/25 (f)	8,945	8,766
RJS Power Holdings LLC 5.125% 7/15/19 (f)	11,305	10,966
The AES Corp.:
4.875% 5/15/23	11,060	10,514
5.5% 3/15/24	6,645	6,479
TXU Corp.:
5.55% 11/15/14 (d)	4,137	4,302
6.5% 11/15/24 (d)	39,570	41,153
6.55% 11/15/34 (d)	74,878	77,873
		313,607
TOTAL NONCONVERTIBLE BONDS		7,084,242
TOTAL CORPORATE BONDS (Cost $6,940,863)		7,085,795
Common Stocks - 19.6%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	5,185	0
warrants 8/17/24 (a)	2,770	0
Air Transportation - 0.2%
Air Canada (a)	2,140,000	19,259
Common Stocks - continued
	Shares	Value (000s)
Automotive & Auto Parts - 1.0%
Chassix Holdings, Inc.	677,197	$ 15,630
Chassix Holdings, Inc. warrants (a)	37,399	0
Delphi Automotive PLC	389,100	30,381
Exide Technologies	9,824	0
Exide Technologies	32,746	0
General Motors Co.	11,348	358
General Motors Co.:
warrants 7/10/16 (a)	381,599	8,395
warrants 7/10/19 (a)	381,599	5,613
Lear Corp.	295,000	30,701
Motors Liquidation Co. GUC Trust (a)	97,361	1,655
Tenneco, Inc. (a)	320,700	15,974
		108,707
Broadcasting - 0.8%
AMC Networks, Inc. Class A (a)	436,400	36,754
Sinclair Broadcast Group, Inc. Class A (e)	1,638,900	47,561
		84,315
Building Materials - 0.0%
Ply Gem Holdings, Inc. (a)	41,200	595
Cable/Satellite TV - 0.4%
Naspers Ltd. Class N	290,300	40,618
Capital Goods - 0.1%
Remy International, Inc.	380,502	11,263
Chemicals - 0.4%
LyondellBasell Industries NV Class A	431,745	40,511
Consumer Products - 0.4%
Harman International Industries, Inc.	211,300	22,749
Reddy Ice Holdings, Inc. (a)	496,439	447
Revlon, Inc. (a)	665,146	23,925
		47,121
Containers - 0.7%
Graphic Packaging Holding Co.	2,800,000	42,280
WestRock Co.	653,292	41,197
		83,477
Diversified Financial Services - 0.5%
Penson Worldwide, Inc. Class A (a)	10,322,034	0
Springleaf Holdings, Inc. (a)	1,100,000	55,561
Common Stocks - continued
	Shares	Value (000s)
Energy - 0.4%
Crestwood Midstream Partners LP	551,000	$ 5,504
EP Energy Corp. (a)(e)	716,800	6,000
Hornbeck Offshore Services, Inc. (a)	280,600	5,107
Northern Tier Energy LP Class A	800,000	20,000
Parsley Energy, Inc. Class A (a)	506,900	7,330
		43,941
Food/Beverage/Tobacco - 0.3%
Blue Buffalo Pet Products, Inc.	47,200	1,319
The Hain Celestial Group, Inc. (a)	474,200	32,236
		33,555
Gaming - 0.7%
Station Holdco LLC (a)(j)(l)	22,418,968	78,466
Station Holdco LLC (a)(k)(l)	170,582	597
Station Holdco LLC:
unit (a)(k)(l)	256,968	162
warrants 6/15/18 (a)(j)(l)	894,280	563
		79,788
Healthcare - 3.6%
Alexion Pharmaceuticals, Inc. (a)	178,200	35,184
Allergan PLC (a)	145,400	48,149
Biogen, Inc. (a)	93,200	29,710
Celgene Corp. (a)	239,600	31,448
Community Health Systems, Inc. (a)	302,000	17,670
Gilead Sciences, Inc.	485,000	57,162
HCA Holdings, Inc. (a)	847,900	78,863
Rotech Healthcare, Inc. (a)	185,710	7,215
Valeant Pharmaceuticals International, Inc. (Canada) (a)	384,400	98,556
		403,957
Homebuilders/Real Estate - 0.8%
American Tower Corp.	11,612	1,104
Lennar Corp. Class A	690,000	36,598
PulteGroup, Inc.	820,000	16,990
Realogy Holdings Corp. (a)	51,500	2,344
Standard Pacific Corp. (a)	2,000,000	17,980
Taylor Morrison Home Corp. (a)	1,000,000	19,250
		94,266
Hotels - 0.3%
Extended Stay America, Inc. unit	1,595,800	30,320
Metals/Mining - 0.1%
Aleris International, Inc. (a)(l)	127,520	1,370
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - continued
Mirabela Nickel Ltd. (a)	6,852,955	$ 491
OCI Resources LP	350,000	8,204
		10,065
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(l)	127,577	1,952
Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	42,000	31,174
Fiesta Restaurant Group, Inc. (a)	500,000	29,065
Starbucks Corp.	893,000	51,731
		111,970
Services - 1.2%
Air Lease Corp. Class A	549,800	19,435
HD Supply Holdings, Inc. (a)	1,088,200	38,958
Penhall Acquisition Co.:
Class A (a)	26,163	2,125
Class B (a)	8,721	708
ServiceMaster Global Holdings, Inc. (a)	494,900	19,167
United Rentals, Inc. (a)	816,900	54,724
WP Rocket Holdings, Inc. (a)(l)	25,255,077	3,031
		138,148
Super Retail - 0.8%
Arena Brands Holding Corp. Class B (a)(l)	659,302	3,395
Deckers Outdoor Corp. (a)	175,900	12,820
G-III Apparel Group Ltd. (a)	300,000	21,669
Office Depot, Inc. (a)	2,987,000	23,896
Priceline Group, Inc. (a)	19,300	24,001
		85,781
Technology - 4.8%
Adobe Systems, Inc. (a)	427,082	35,016
Apple, Inc.	198,400	24,066
Avago Technologies Ltd.	242,500	30,346
CDW Corp.	1,796,100	64,534
Cypress Semiconductor Corp.	24,992	287
Facebook, Inc. Class A (a)	618,500	58,145
Freescale Semiconductor, Inc. (a)	1,564,400	62,373
Google, Inc. Class A (a)	48,100	31,626
MagnaChip Semiconductor Corp. (a)	219,804	1,882
NXP Semiconductors NV (a)	581,000	56,351
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Qorvo, Inc. (a)	659,797	$ 38,235
Skyworks Solutions, Inc.	1,361,634	130,268
		533,129
Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR	643,800	50,435
Baidu.com, Inc. sponsored ADR (a)	66,200	11,430
NII Holdings, Inc. (a)	627,997	8,980
T-Mobile U.S., Inc. (a)	978,600	39,790
		110,635
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(f)	1,138,931	12,846
U.S. Shipping Partners Corp. (a)	51,736	10
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		12,856
Utilities - 0.0%
Portland General Electric Co.	14,817	534
TOTAL COMMON STOCKS (Cost $1,674,371)		2,182,324
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,624
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	14,458
TOTAL CONVERTIBLE PREFERRED STOCKS		16,082
Nonconvertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	40,762	41,390
Goldman Sachs Group, Inc. Series K, 6.375%	555,736	14,771
		56,161
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Services - 0.1%
WP Rocket Holdings, Inc.:
15.00% (a)	4,173,457	$ 4,173
Class C 19.50% (l)	1,054,156	1,054
		5,227
TOTAL NONCONVERTIBLE PREFERRED STOCKS		61,388
TOTAL PREFERRED STOCKS (Cost $49,854)		77,470
Bank Loan Obligations - 3.1%
	Principal Amount (000s)
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19 (i)	$ 8,527	8,612
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (i)	10,759	10,746
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	9,170	9,170
Energy - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (i)	6,329	6,377
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	26,260	14,049
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	3,328	2,813
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	463	391
Tranche M, term loan 4.25% 12/16/20 (i)	173	146
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)	4,607	4,630
		28,406
Gaming - 0.0%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	3,075	3,075
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (i)	8,977	8,966
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	$ 117	$ 109
Tranche B, term loan 19.5% 1/31/16	383	358
		9,433
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	707	700
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	16,816	16,837
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (i)	6,040	6,040
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (i)	1,046	1,048
		7,088
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (i)	3,584	3,566
Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (i)	5,196	4,702
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	5,380	5,339
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (i)	14,165	14,590
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (i)	1,115	1,121
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (i)	1,000	1,002
		22,052
Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (i)	11,242	11,298
Utilities - 1.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)	213,061	214,022
TOTAL BANK LOAN OBLIGATIONS (Cost $359,296)		349,707
Preferred Securities - 5.6%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 4.0%
Bank of America Corp.:
5.125% (g)(i)	$ 28,140	$ 27,790
5.2% (g)(i)	55,385	52,667
6.25% (g)(i)	18,795	19,288
8% (g)(i)	7,796	8,252
8.125% (g)(i)	6,360	6,907
Barclays Bank PLC 7.625% 11/21/22	44,515	51,995
Goldman Sachs Group, Inc.:
5.375% (g)(i)	3,990	3,966
5.7% (g)(i)	35,166	35,959
JPMorgan Chase & Co.:
5% (g)(i)	33,640	33,028
5.3% (g)(i)	16,855	17,042
6% (g)(i)	50,895	51,913
6.125% (g)(i)	15,170	15,501
6.75% (g)(i)	8,330	9,106
Wells Fargo & Co.:
5.875% (g)(i)	47,690	49,118
5.9% (g)(i)	51,910	52,599
7.98% (g)(i)	5,738	6,392
		441,523
Diversified Financial Services - 1.5%
American Express Co.:
4.9% (g)(i)	10,045	10,202
5.2% (g)(i)	17,850	18,047
Citigroup, Inc.:
5.8% (g)(i)	41,925	42,436
5.9% (g)(i)	27,015	27,591
5.95% (g)(i)	51,015	50,585
6.3% (g)(i)	5,610	5,573
Morgan Stanley 5.55% (g)(i)	16,780	16,739
		171,173
Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	14,560	15,578
TOTAL PREFERRED SECURITIES (Cost $623,558)		628,274
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	853,085,742	$ 853,086
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,636,304	13,636
TOTAL MONEY MARKET FUNDS (Cost $866,722)		866,722
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,514,664)		11,190,292
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(35,009)
NET ASSETS - 100%		$ 11,155,283
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,019,713,000 or 27.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,590,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC	4/1/13	$ 196
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 13,154
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 1,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 241
Fidelity Securities Lending Cash Central Fund	22
Total	$ 263
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 685,793	$ 585,028	$ 1,952	$ 98,813
Consumer Staples	59,551	57,480	-	2,071
Energy	43,941	43,941	-	-
Financials	116,825	75,435	41,390	-
Health Care	418,415	411,200	-	7,215
Industrials	156,918	132,971	-	23,947
Information Technology	594,994	594,994	-	-
Materials	134,053	132,683	-	1,370
Telecommunication Services	48,770	48,770	-	-
Utilities	534	534	-	-
Corporate Bonds	7,085,795	-	7,085,644	151
Bank Loan Obligations	349,707	-	348,540	1,167
Preferred Securities	628,274	-	628,274	-
Money Market Funds	866,722	866,722	-	-
Total Investments in Securities:	$ 11,190,292	$ 2,949,758	$ 8,105,800	$ 134,734
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Investments in Securities
Beginning Balance	$ 107,429
Net Realized Gain (Loss) on Investment Securities	(159)
Net Unrealized Gain (Loss) on Investment Securities	11,836
Cost of Purchases	15,809
Proceeds of Sales	(2)
Amortization/Accretion	12
Transfers into Level 3	-
Transfers out of Level 3	(191)
Ending Balance	$ 134,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ 11,836

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $10,500,388,000. Net unrealized appreciation aggregated $689,904,000, of which $1,121,634,000 related to appreciated investment securities and $431,730,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Bank Loan Obligations	$467	Bid price	Bid	93.50%	Increase
Corporate Bonds	$151	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Market bid price	$100.00	Increase
Equities	$133,416	Adjusted book value	Book value multiple	1.0	Increase
		Discount rate for lack of marketability	Discount rate	10.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 1.0% / 1.0%	Increase
			Accrued interest	$7.00	Increase
		Expected transaction price	Transaction price	$5.00	Increase
		Last transaction price	Transaction price	$0.20	Increase
		Market comparable	EV/EBITDA multiple	7.5 - 10.8 / 8.7	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.0%	Decrease
		Parity	Parity price	$0.00 - $23.08 / $23.08	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2015

1.819942.110

FFH-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.5%
	Principal Amount	Value
Air Transportation - 2.2%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	$ 1,335,000	$ 1,310,003
Allegiant Travel Co. 5.5% 7/15/19	5,865,000	5,938,313
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	98,523	108,917
5.5% 4/29/22	1,751,861	1,821,935
6.25% 10/11/21	1,889,588	1,984,067
9.25% 5/10/17	502,411	548,256
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,115,000	1,138,694
6.75% 5/23/17	1,115,000	1,128,938
8.021% 8/10/22	1,052,572	1,198,563
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	101,018	105,817
9.75% 1/15/17	761,133	829,635
12% 1/15/16 (b)	59,889	62,434
		16,175,572
Automotive & Auto Parts - 0.2%
Schaeffler Finance BV 4.75% 5/15/21 (b)	1,520,000	1,523,800
Building Materials - 1.3%
Building Materials Corp. of America 5.375% 11/15/24 (b)	6,750,000	6,766,200
CEMEX Finance LLC 6% 4/1/24 (b)	1,035,000	1,040,330
USG Corp. 5.5% 3/1/25 (b)	1,300,000	1,303,250
		9,109,780
Cable/Satellite TV - 3.2%
Altice SA 5.375% 7/15/23 (b)	8,230,000	8,271,150
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	1,350,000	1,336,500
5.875% 5/1/27 (b)	105,000	104,016
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	5,370,000	5,544,525
DISH DBS Corp.:
5.125% 5/1/20	4,305,000	4,358,813
5.875% 11/15/24	4,000,000	3,880,000
		23,495,004
Chemicals - 1.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	1,720,000	1,410,400
LSB Industries, Inc. 7.75% 8/1/19	1,610,000	1,694,525
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	3,200,000	3,200,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	$ 930,000	$ 962,550
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	690,000	696,900
		7,964,375
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (b)(d)	3,255,000	3,211,009
Ball Corp. 5.25% 7/1/25	2,385,000	2,398,237
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	6,240,000	6,052,800
		11,662,046
Diversified Financial Services - 10.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,470,000	1,482,863
4.625% 7/1/22	1,305,000	1,329,469
5% 10/1/21	2,995,000	3,111,056
Aircastle Ltd.:
5.125% 3/15/21	1,340,000	1,380,200
6.25% 12/1/19	6,840,000	7,583,850
CNH Industrial Capital LLC 3.875% 7/16/18 (b)	1,720,000	1,732,900
FLY Leasing Ltd.:
6.375% 10/15/21	4,305,000	4,369,575
6.75% 12/15/20	7,040,000	7,268,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,489,000	2,566,781
5.875% 2/1/22	8,630,000	8,932,050
6% 8/1/20	6,030,000	6,346,575
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	2,430,000	2,387,475
International Lease Finance Corp. 6.25% 5/15/19	3,760,000	4,097,836
Navient Corp.:
5% 10/26/20	455,000	419,738
5.875% 3/25/21	3,185,000	2,985,938
5.875% 10/25/24	1,590,000	1,383,300
SLM Corp.:
4.875% 6/17/19	4,185,000	3,996,675
5.5% 1/15/19	5,845,000	5,713,488
5.5% 1/25/23	2,900,000	2,537,500
6.125% 3/25/24	6,820,000	6,069,800
8% 3/25/20	895,000	930,800
8.45% 6/15/18	2,220,000	2,397,600
		79,024,269
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	$ 1,715,000	$ 1,749,300
Energy - 10.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	745,000	729,597
Antero Resources Corp.:
5.125% 12/1/22	2,241,000	2,117,745
5.625% 6/1/23 (b)	1,565,000	1,506,313
Baytex Energy Corp.:
5.125% 6/1/21 (b)	1,310,000	1,165,900
5.625% 6/1/24 (b)	4,405,000	3,788,300
California Resources Corp.:
5% 1/15/20	4,860,000	4,167,450
5.5% 9/15/21	2,055,000	1,695,375
6% 11/15/24	505,000	409,050
Chesapeake Energy Corp. 4.875% 4/15/22	2,000,000	1,610,000
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	6,928,000	6,997,419
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	2,035,000	2,009,563
6.25% 4/1/23 (b)	510,000	512,550
Denbury Resources, Inc.:
5.5% 5/1/22	3,455,000	2,651,713
6.375% 8/15/21	8,330,000	6,997,200
Energy Transfer Equity LP 5.5% 6/1/27	1,045,000	1,024,100
Exterran Holdings, Inc. 7.25% 12/1/18	3,900,000	3,968,250
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,985,000	1,915,525
Gibson Energy, Inc. 6.75% 7/15/21 (b)	3,265,000	3,322,138
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,495,000	2,320,350
5.75% 10/1/25 (b)	1,015,000	964,250
7.625% 4/15/21 (b)	185,000	190,550
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,090,000	3,151,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	805,000	849,275
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	8,750,000	8,618,750
5.75% 5/15/24	6,145,000	6,110,434
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)	1,595,000	1,622,913
6.375% 4/1/23 (b)	1,330,000	1,366,575
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	$ 1,570,000	$ 1,632,800
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	710,000	716,660
6.125% 6/15/25 (b)	235,000	235,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	375,000	388,125
6.125% 10/15/21	475,000	495,188
6.25% 10/15/22 (b)	400,000	418,000
Whiting Petroleum Corp. 5% 3/15/19	2,225,000	2,136,000
WPX Energy, Inc. 7.5% 8/1/20	2,025,000	2,055,375
		79,860,821
Food/Beverage/Tobacco - 6.5%
ESAL GmbH 6.25% 2/5/23 (b)	14,945,000	14,720,813
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,580,000	1,621,475
7.75% 10/28/20 (b)	3,020,000	3,261,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,050,000	2,031,437
5.875% 7/15/24 (b)	4,470,000	4,537,050
7.25% 6/1/21 (b)	2,100,000	2,207,625
8.25% 2/1/20 (b)	3,860,000	4,091,600
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	7,621,000	7,656,819
Vector Group Ltd. 7.75% 2/15/21	6,620,000	7,066,850
		47,195,269
Gaming - 5.6%
MCE Finance Ltd. 5% 2/15/21 (b)	13,245,000	12,582,750
Scientific Games Corp. 7% 1/1/22 (b)	14,105,000	14,616,306
Wynn Macau Ltd. 5.25% 10/15/21 (b)	14,180,000	13,488,725
		40,687,781
Healthcare - 2.5%
Community Health Systems, Inc. 5.125% 8/1/21	4,835,000	5,016,313
HCA Holdings, Inc. 5% 3/15/24	3,620,000	3,769,325
HealthSouth Corp.:
5.125% 3/15/23	355,000	355,000
5.75% 11/1/24	485,000	489,850
Hologic, Inc. 5.25% 7/15/22 (b)	790,000	815,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	285,000	293,308
5.5% 4/15/25 (b)	270,000	272,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	$ 5,920,000	$ 6,142,000
Tenet Healthcare Corp. 6% 10/1/20	775,000	842,813
		17,996,309
Homebuilders/Real Estate - 1.9%
CBRE Group, Inc. 5% 3/15/23	3,805,000	3,902,408
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)	270,000	259,200
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,505,000	1,595,300
Lennar Corp.:
4.125% 12/1/18	1,305,000	1,324,575
4.75% 5/30/25	1,460,000	1,419,850
Meritage Homes Corp. 6% 6/1/25 (b)	1,365,000	1,378,650
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	615,000	615,769
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,360,000	3,326,400
5.875% 6/15/24	345,000	339,825
		14,161,977
Leisure - 0.9%
NCL Corp. Ltd. 5.25% 11/15/19 (b)	1,435,000	1,485,225
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	3,280,000	3,825,136
Speedway Motorsports, Inc. 5.125% 2/1/23	1,395,000	1,381,050
		6,691,411
Metals/Mining - 2.0%
CONSOL Energy, Inc. 5.875% 4/15/22	2,480,000	1,926,650
Lundin Mining Corp.:
7.5% 11/1/20 (b)	1,665,000	1,689,975
7.875% 11/1/22 (b)	2,545,000	2,589,538
New Gold, Inc. 6.25% 11/15/22 (b)	4,130,000	3,675,700
Peabody Energy Corp.:
6% 11/15/18	930,000	339,450
6.25% 11/15/21	860,000	242,950
7.875% 11/1/26	600,000	168,000
10% 3/15/22 (b)	1,005,000	512,550
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,850,000	1,808,375
8.25% 1/15/21 (b)	1,550,000	1,515,125
		14,468,313
Paper - 0.9%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	6,205,000	6,437,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.9%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	$ 4,025,000	$ 4,155,813
7% 2/15/22	1,180,000	1,268,500
7.875% 3/15/21	1,130,000	1,276,900
		6,701,213
Services - 3.8%
ADT Corp.:
3.5% 7/15/22	655,000	599,731
4.125% 4/15/19	2,820,000	2,865,825
5.25% 3/15/20	960,000	993,600
APX Group, Inc. 6.375% 12/1/19	12,995,000	12,702,613
Audatex North America, Inc.:
6% 6/15/21 (b)	2,965,000	3,028,006
6.125% 11/1/23 (b)	1,070,000	1,045,925
FTI Consulting, Inc. 6.75% 10/1/20	4,125,000	4,284,844
IHS, Inc. 5% 11/1/22 (b)	1,450,000	1,451,813
United Rentals North America, Inc.:
4.625% 7/15/23	545,000	537,506
5.5% 7/15/25	435,000	415,969
		27,925,832
Steel - 1.4%
Steel Dynamics, Inc.:
5.125% 10/1/21	3,445,000	3,436,388
5.25% 4/15/23	1,045,000	1,024,100
5.5% 10/1/24	575,000	569,250
6.125% 8/15/19	4,845,000	5,087,250
		10,116,988
Super Retail - 0.3%
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,940,000	2,046,700
Technology - 4.7%
ADT Corp.:
4.125% 6/15/23	2,630,000	2,459,050
6.25% 10/15/21	5,110,000	5,416,600
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,320,000	3,212,100
Micron Technology, Inc.:
5.25% 8/1/23 (b)	4,140,000	3,984,750
5.25% 1/15/24 (b)	915,000	878,400
5.5% 2/1/25 (b)	1,100,000	1,065,625
5.625% 1/15/26 (b)	6,320,000	6,051,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Micron Technology, Inc.: - continued
5.875% 2/15/22	$ 3,675,000	$ 3,748,500
Nuance Communications, Inc. 5.375% 8/15/20 (b)	4,885,000	4,958,275
NXP BV/NXP Funding LLC 4.125% 6/15/20 (b)	1,705,000	1,711,394
Sensata Technologies BV 5% 10/1/25 (b)	945,000	926,100
		34,412,194
Telecommunications - 12.2%
Altice Financing SA:
6.5% 1/15/22 (b)	3,575,000	3,691,188
6.625% 2/15/23 (b)	4,860,000	5,005,800
7.875% 12/15/19 (b)	2,280,000	2,399,700
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,750,000	5,520,000
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,350,000	1,312,875
5.375% 5/1/25 (b)	450,000	438,188
Millicom International Cellular SA 6% 3/15/25 (b)	3,000,000	2,962,500
Numericable Group SA:
4.875% 5/15/19 (b)	8,920,000	9,053,800
6% 5/15/22 (b)	6,160,000	6,267,800
6.25% 5/15/24 (b)	2,015,000	2,049,154
Sable International Finance Ltd. 6.875% 8/1/22 (b)	490,000	483,356
Sprint Capital Corp.:
6.875% 11/15/28	4,090,000	3,466,275
8.75% 3/15/32	1,850,000	1,750,563
Sprint Communications, Inc.:
7% 3/1/20 (b)	9,675,000	10,303,875
9% 11/15/18 (b)	8,405,000	9,413,600
Sprint Corp. 7.875% 9/15/23	1,500,000	1,438,125
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,925,013
6.375% 3/1/25	2,605,000	2,731,994
6.464% 4/28/19	6,045,000	6,233,906
6.5% 1/15/24	2,535,000	2,676,808
6.542% 4/28/20	2,765,000	2,912,651
6.625% 4/1/23	975,000	1,038,375
Telecom Italia Capital SA 6% 9/30/34	650,000	643,500
Telecom Italia SpA 5.303% 5/30/24 (b)	650,000	653,250
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	2,830,000	2,893,675
		89,265,971
Transportation Ex Air/Rail - 1.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	8,660,000	7,382,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Utilities - 5.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	$ 4,980,000	$ 5,309,925
NRG Energy, Inc.:
6.25% 7/15/22	3,285,000	3,297,155
6.25% 5/1/24	1,600,000	1,572,000
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,073,108	12,208,102
PPL Energy Supply LLC 6.5% 6/1/25 (b)	530,000	519,400
RJS Power Holdings LLC 5.125% 7/15/19 (b)	8,155,000	7,910,350
The AES Corp.:
4.875% 5/15/23	1,770,000	1,682,597
7.375% 7/1/21	6,440,000	7,067,900
		39,567,429
TOTAL NONCONVERTIBLE BONDS (Cost $601,174,473)		595,622,692
Bank Loan Obligations - 6.0%

Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	1,518,133	1,514,337
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (d)	2,605,000	2,605,000
Cable/Satellite TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	3,811,233	3,801,705
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	634,833	637,214
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	549,217	551,277
		4,990,196
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	1,692,148	1,692,148
Gaming - 1.7%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	2,894,462	2,912,552
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	8,276,520	8,245,483
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (d)	1,651,700	1,657,976
		12,816,011
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.2%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	$ 1,548,961	$ 1,548,961
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	153,450	146,545
Metals/Mining - 0.6%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	2,522,945	2,068,815
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	2,893,463	2,220,732
		4,289,547
Services - 0.6%
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	3,372,492	3,330,336
Tranche DD, term loan 4% 11/8/20 (d)	829,142	818,778
		4,149,114
Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	473,813	475,296
Technology - 0.7%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (d)	2,309,213	2,306,441
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	3,127,521	3,104,065
		5,410,506
Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	4,076,963	4,000,520
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	360,016	351,015
		4,351,535
TOTAL BANK LOAN OBLIGATIONS (Cost $45,011,756)		43,989,196
Preferred Securities - 7.3%

Banks & Thrifts - 5.8%
BAC Capital Trust XIV 4% (c)(d)	515,000	407,608
Bank of America Corp.:
6.1% (c)(d)	2,835,000	2,886,623
6.25% (c)(d)	5,490,000	5,634,034
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
Bank of America Corp.: - continued
6.5% (c)(d)	$ 3,150,000	$ 3,308,318
Barclays Bank PLC 7.625% 11/21/22	10,410,000	12,159,333
Barclays PLC 6.625% (c)(d)	880,000	879,220
Credit Agricole SA 6.625% (b)(c)(d)	3,285,000	3,295,745
Deutsche Bank AG 7.5% (c)(d)	3,305,000	3,384,682
Goldman Sachs Group, Inc. 5.375% (c)(d)	1,350,000	1,361,655
JPMorgan Chase & Co.:
5.3% (c)(d)	2,685,000	2,714,822
6% (c)(d)	4,805,000	4,901,100
6.75% (c)(d)	1,310,000	1,431,994
		42,365,134
Diversified Financial Services - 1.5%
Citigroup, Inc.:
5.875% (c)(d)	3,785,000	3,889,693
5.95% (c)(d)	4,260,000	4,221,844
6.3% (c)(d)	3,160,000	3,138,996
		11,250,533
TOTAL PREFERRED SECURITIES (Cost $52,430,909)		53,615,667
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $26,213,221)	26,213,221	26,213,221
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $724,830,359)		719,440,776
NET OTHER ASSETS (LIABILITIES) - 1.6%		11,835,414
NET ASSETS - 100%		$ 731,276,190
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,810,216 or 41.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,852
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 595,622,692	$ -	$ 595,622,692	$ -
Bank Loan Obligations	43,989,196	-	43,989,196	-
Preferred Securities	53,615,667	-	53,615,667	-
Money Market Funds	26,213,221	26,213,221	-	-
Total Investments in Securities:	$ 719,440,776	$ 26,213,221	$ 693,227,555	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $724,220,725. Net unrealized depreciation aggregated $4,779,949, of which $13,168,235 related to appreciated investment securities and $17,948,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

July 31, 2015

1.926256.104

GHI-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.2%
		Principal Amount (d)	Value
Aerospace - 0.3%
KLX, Inc. 5.875% 12/1/22 (e)		$ 10,000	$ 10,050
TransDigm, Inc.:
6.5% 7/15/24		225,000	226,125
6.5% 5/15/25 (e)		135,000	135,169
			371,344
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		308,000	328,944
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,475
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,250
			433,669
Automotive - 0.7%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	151,250
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	111,111
Schaeffler Holding Finance BV 6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	113,669
Tenedora Nemak SA de CV 5.5% 2/28/23 (e)		550,000	563,750
			939,780
Automotive & Auto Parts - 0.4%
American Tire Distributors, Inc. 10.25% 3/1/22 (e)		140,000	145,950
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	300,000	373,954
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (e)(h)		45,000	48,713
			568,617
Banks & Thrifts - 7.9%
Ally Financial, Inc.:
4.625% 5/19/22		80,000	79,800
7.5% 9/15/20		199,000	232,611
Banco Popolare Societa Cooperativa 3.75% 1/28/16	EUR	100,000	111,303
Bank of Baroda (London) 6.625% 5/25/22 (h)		200,000	207,783
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	201,500
Bank of India - London Branch 6.625% 9/22/21 (h)		200,000	203,411
Bank of Ireland 10% 12/19/22	EUR	200,000	294,981
BBVA Bancomer SA 7.25% 4/22/20 (e)		550,000	614,900
BBVA Paraguay SA 9.75% 2/11/16 (e)		400,000	412,324
Canara Bank Ltd. 6.365% 11/28/21 (h)		100,000	101,356
Commerzbank AG 7.75% 3/16/21	EUR	200,000	269,401
Finansbank A/S 6.25% 4/30/19 (e)		200,000	205,000
General Motors Acceptance Corp. 8% 11/1/31		257,000	321,250
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		650,000	671,177
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
GMAC LLC:
8% 12/31/18		$ 30,000	$ 33,525
8% 11/1/31		1,195,000	1,428,025
GTB Finance BV 6% 11/8/18 (e)		400,000	375,900
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	365,711
HSBK BV 7.25% 5/3/17 (e)		200,000	206,786
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		100,000	103,500
Itau Unibanco Holding SA 6.2% 12/21/21 (e)		550,000	570,625
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (e)		600,000	620,700
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	216,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		487,000	492,665
6% 12/19/23		410,000	437,737
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (e)		400,000	405,100
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (e)		200,000	192,108
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	55,813
Woori Bank 5% 6/10/45 (Reg. S) (h)		200,000	199,220
Yapi ve Kredi Bankasi A/S 4% 1/22/20 (e)		400,000	385,879
Zenith Bank PLC 6.25% 4/22/19 (e)		600,000	569,280
			10,585,371
Broadcasting - 1.1%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,750
7.75% 7/15/21		5,000	5,400
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	177,650
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	150,500
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (h)	EUR	200,000	264,933
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		550,000	560,313
7.625% 9/18/20 (Reg S.)		200,000	206,500
			1,466,046
Building Materials - 2.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)		70,000	71,400
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	113,559
6% 4/1/24 (Reg. S)		500,000	502,575
China Shanshui Cement Group Ltd. 7.5% 3/10/20 (Reg. S)		200,000	188,050
Elementia S.A.B. de CV 5.5% 1/15/25 (e)		400,000	404,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Building Materials - continued
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	$ 137,681
HMAN Finance Sub Corp. 6.375% 7/15/22 (e)		100,000	95,500
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	99,231
Nortek, Inc. 8.5% 4/15/21		120,000	128,400
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	195,049
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		500,000	511,250
USG Corp.:
5.875% 11/1/21 (e)		50,000	52,375
9.75% 1/15/18 (h)		135,000	153,563
West China Cement Ltd. 6.5% 9/11/19		200,000	199,514
			2,852,147
Cable/Satellite TV - 3.8%
Altice SA:
5.375% 7/15/23 (e)		200,000	201,000
7.75% 7/15/25 (e)		200,000	196,500
7.75% 7/15/25 (e)		200,000	198,500
Cable One, Inc. 5.75% 6/15/22 (e)		55,000	56,238
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		765,000	778,866
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)		45,000	45,338
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)		255,000	236,831
DISH DBS Corp. 5% 3/15/23		670,000	627,288
Lynx II Corp. 6.375% 4/15/23 (e)		200,000	209,000
Myriad International Holding BV 5.5% 7/21/25 (e)		200,000	203,000
Numericable Group SA 5.375% 5/15/22 (Reg. S)	EUR	150,000	171,327
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)		210,000	219,450
Telenet Finance VI Luxembourg SCA 0% 7/15/27 (Reg. S)	EUR	100,000	105,981
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	105,734
5.5% 9/15/22 (Reg. S)	EUR	360,000	423,109
5.5% 1/15/23 (e)		200,000	203,750
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		135,000	145,463
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		135,000	144,113
VTR Finance BV 6.875% 1/15/24 (e)		800,000	814,000
			5,085,488
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Capital Goods - 0.4%
AECOM Technology Corp.:
5.75% 10/15/22 (e)		$ 95,000	$ 96,425
5.875% 10/15/24 (e)		80,000	81,200
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	77,008
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)		180,000	133,200
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	171,496
			559,329
Chemicals - 1.4%
Chemtura Corp. 5.75% 7/15/21		115,000	116,150
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)		80,000	65,600
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	281,449
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	226,789
LSB Industries, Inc. 7.75% 8/1/19		85,000	89,463
OCP SA 5.625% 4/25/24 (e)		200,000	209,441
PolyOne Corp. 5.25% 3/15/23		250,000	248,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (e)		200,000	201,000
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)		150,000	159,750
W.R. Grace & Co. - Conn 5.625% 10/1/24 (e)		55,000	56,100
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	172,043
			1,825,910
Consumer Products - 0.7%
Prestige Brands, Inc.:
5.375% 12/15/21 (e)		320,000	323,200
8.125% 2/1/20		25,000	26,625
Revlon Consumer Products Corp. 5.75% 2/15/21		415,000	415,000
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (e)		85,000	87,533
6.375% 11/15/20		45,000	47,925
			900,283
Containers - 1.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(h)		217,771	225,171
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)		245,000	244,081
7% 11/15/20 (e)		35,294	35,647
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Containers - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		$ 155,000	$ 139,500
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	200,000	254,794
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		455,000	470,925
			1,370,118
Diversified Financial Services - 4.3%
Aircastle Ltd. 5.125% 3/15/21		395,000	406,850
Arrow Global Finance PLC 5.237% 11/1/21 (h)	EUR	200,000	223,099
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	107,656
CIT Group, Inc.:
5% 8/15/22		270,000	274,388
5% 8/1/23		440,000	444,400
Comcel Trust 6.875% 2/6/24 (e)		400,000	424,120
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		400,000	420,000
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	114,218
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	548,550
International Lease Finance Corp.:
5.875% 8/15/22		475,000	517,750
8.625% 1/15/22		555,000	682,650
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	395,553
SLM Corp.:
5.5% 1/25/23		320,000	280,000
6.125% 3/25/24		420,000	373,800
7.25% 1/25/22		10,000	9,875
8% 3/25/20		190,000	197,600
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	347,431
			5,767,940
Diversified Media - 0.3%
Lamar Media Corp. 5.875% 2/1/22		55,000	57,338
MDC Partners, Inc. 6.75% 4/1/20 (e)		30,000	29,700
National CineMedia LLC:
6% 4/15/22		300,000	309,000
7.875% 7/15/21		35,000	36,838
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)		25,000	25,500
			458,376
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Electric Utilities No Longer Use - 0.3%
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		$ 60,000	$ 56,250
7% 6/15/23 (e)		85,000	81,813
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	231,250
			369,313
Energy - 10.4%
Afren PLC 10.25% 4/8/19 (c)(e)		293,000	7,325
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7798% 8/1/19 (e)(h)		215,000	129,538
7.125% 11/1/20 (e)		290,000	175,450
7.375% 11/1/21 (e)		190,000	111,625
Antero Resources Corp.:
5.125% 12/1/22		420,000	396,900
5.625% 6/1/23 (e)		80,000	77,000
Areva SA 4.875% 9/23/24	EUR	200,000	229,987
BBVA Colombia SA 4.875% 4/21/25 (e)		300,000	299,100
California Resources Corp.:
5.5% 9/15/21		320,000	264,000
6% 11/15/24		55,000	44,550
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	52,789
Chesapeake Energy Corp. 5.375% 6/15/21		430,000	361,200
Citgo Holding, Inc. 10.75% 2/15/20 (e)		155,000	158,488
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22		175,000	172,813
Diamondback Energy, Inc. 7.625% 10/1/21		195,000	206,700
EDC Finance Ltd. 4.875% 4/17/20 (e)		400,000	356,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,600
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (e)		110,000	83,050
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (e)		95,000	88,825
7.75% 9/1/22		110,000	109,725
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		390,000	402,675
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	223,750
Forum Energy Technologies, Inc. 6.25% 10/1/21		75,000	72,375
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	92,625
Gibson Energy, Inc. 6.75% 7/15/21 (e)		370,000	376,475
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	250,750
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)		320,000	297,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co.: - continued
5.75% 10/1/25 (e)		$ 200,000	$ 190,000
7.625% 4/15/21 (e)		10,000	10,300
Kosmos Energy Ltd. 7.875% 8/1/21 (e)		400,000	362,000
Laredo Petroleum, Inc.:
5.625% 1/15/22		340,000	327,250
6.25% 3/15/23		105,000	104,213
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	76,643
Noble Energy, Inc.:
5.625% 5/1/21		225,000	238,453
5.875% 6/1/24		140,000	151,913
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	41,400
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)		380,000	323,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		500,000	352,500
Pan American Energy LLC 7.875% 5/7/21 (e)		900,000	932,625
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	203,952
Range Resources Corp. 4.875% 5/15/25 (e)		195,000	187,200
Rice Energy, Inc. 7.25% 5/1/23 (e)		40,000	39,300
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	120,625
RSP Permian, Inc. 6.625% 10/1/22 (e)		75,000	75,563
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (h)		760,000	775,200
5.625% 3/1/25 (e)		35,000	34,475
5.75% 5/15/24		80,000	79,550
SemGroup Corp. 7.5% 6/15/21		370,000	384,800
Sibur Securities Ltd. 3.914% 1/31/18 (e)		250,000	235,938
SM Energy Co. 5.625% 6/1/25		40,000	37,800
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	105,000
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (e)		60,000	61,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (e)		305,000	315,675
6.375% 8/1/22		60,000	62,250
Teine Energy Ltd. 6.875% 9/30/22 (e)		145,000	134,850
TerraForm Power Operating LLC:
5.875% 2/1/23 (e)		55,000	55,516
6.125% 6/15/25 (e)		25,000	25,063
Transocean, Inc.:
6% 3/15/18		130,000	124,800
6.875% 12/15/21		340,000	287,725
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		$ 524,847	$ 532,720
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	41,100
Western Refining, Inc. 6.25% 4/1/21		105,000	105,525
WPX Energy, Inc.:
7.5% 8/1/20		65,000	65,975
8.25% 8/1/23		100,000	101,625
YPF SA:
8.5% 7/28/25 (e)		400,000	385,360
8.875% 12/19/18 (e)		455,000	473,200
Zhaikmunai International BV 7.125% 11/13/19 (e)		800,000	724,160
			13,961,809
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 5.75% 6/15/25		140,000	139,300
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		160,000	160,800
5.625% 2/15/24		55,000	56,100
Cinemark U.S.A., Inc. 7.375% 6/15/21		15,000	15,900
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)		170,000	173,825
Regal Entertainment Group 5.75% 6/15/23		70,000	70,525
			616,450
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	100,750
5.25% 8/1/20		110,000	112,629
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)		200,000	208,000
			421,379
Food & Drug Retail - 1.5%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (e)		102,000	112,965
Rite Aid Corp.:
6.875% 12/15/28 (e)(h)		705,000	786,075
7.7% 2/15/27		711,000	828,315
Tesco Corporate Treasury Services PLC 2.5% 7/1/24 (Reg. S)	EUR	200,000	209,549
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (e)		120,000	119,100
			2,056,004
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - 3.0%
Agrokor d.d. 9.875% 5/1/19 (Reg. S)	EUR	100,000	$ 118,083
ESAL GmbH 6.25% 2/5/23 (e)		155,000	152,675
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)		265,000	277,588
Gruma S.A.B. de CV 4.875% 12/1/24 (e)		500,000	524,500
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)		800,000	1,008,320
JB y Co. SA de CV 3.75% 5/13/25 (e)		400,000	391,208
JBS Investments GmbH 7.25% 4/3/24 (e)		210,000	215,513
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (e)		65,000	64,411
Minerva Luxmbourg SA 7.75% 1/31/23 (e)		600,000	602,820
Post Holdings, Inc. 6.75% 12/1/21 (e)		370,000	372,775
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	277,638
			4,005,531
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	313,875
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	150,000	168,979
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)		130,000	135,200
Graton Economic Development Authority 9.625% 9/1/19 (e)		135,000	145,294
MGM Mirage, Inc. 8.625% 2/1/19		315,000	355,163
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	257,725
Scientific Games Corp. 10% 12/1/22		245,000	237,956
Studio City Finance Ltd. 8.5% 12/1/20 (e)		450,000	459,000
William Hill PLC 4.25% 6/5/20 (Reg. S)	GBP	100,000	157,531
Wynn Macau Ltd. 5.25% 10/15/21 (e)		300,000	285,375
			2,516,098
Healthcare - 5.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (e)		45,000	45,675
Alere, Inc. 6.375% 7/1/23 (e)		35,000	36,400
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	230,633
Concordia Healthcare Corp. 7% 4/15/23 (e)		140,000	142,625
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,800
DaVita HealthCare Partners, Inc. 5% 5/1/25		145,000	143,369
Endo Finance LLC 5.375% 1/15/23 (e)		20,000	20,212
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (e)		400,000	416,000
6% 2/1/25 (e)		295,000	303,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	$ 112,022
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	63,753
HCA Holdings, Inc.:
5% 3/15/24		185,000	192,631
5.375% 2/1/25		165,000	168,713
5.875% 3/15/22		424,000	464,810
6.5% 2/15/20		245,000	273,941
7.5% 2/15/22		180,000	209,700
HealthSouth Corp. 5.75% 11/1/24		100,000	101,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (e)(h)		45,000	46,406
Kindred Escrow Corp. II:
8% 1/15/20 (e)		105,000	113,663
8.75% 1/15/23 (e)		105,000	115,763
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	100,000	114,493
Legend Acquisition, Inc. 10.75% 8/15/20 (c)(e)		255,000	0
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (e)		40,000	41,166
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,675
Polymer Group, Inc. 6.875% 6/1/19 (e)		100,000	102,000
Quintiles Transnational Corp. 4.875% 5/15/23 (e)		60,000	60,862
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	160,038
5.5% 2/1/21		120,000	124,500
Tenet Healthcare Corp.:
6.75% 6/15/23 (e)		140,000	146,300
8.125% 4/1/22		655,000	734,831
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)		195,000	200,363
5.5% 3/1/23 (e)		115,000	117,588
5.625% 12/1/21 (e)		155,000	159,650
5.875% 5/15/23 (e)		520,000	540,748
6.125% 4/15/25 (e)		205,000	214,225
6.75% 8/15/21 (e)		40,000	41,650
7.25% 7/15/22 (e)		25,000	26,375
7.5% 7/15/21 (e)		323,000	350,455
VWR Funding, Inc. 7.25% 9/15/17		340,000	350,200
Wellcare Health Plans, Inc. 5.75% 11/15/20		100,000	105,000
			6,896,085
Homebuilders/Real Estate - 6.7%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	303,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	$ 152,547
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		405,000	380,700
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	134,750
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)		85,000	85,850
CBRE Group, Inc. 5% 3/15/23		770,000	789,712
Cementos Progreso Trust 7.125% 11/6/23 (e)		400,000	427,198
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	191,450
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	199,975
CIFI Holdings Group Co. Ltd. 8.875% 1/27/19 (Reg. S)		200,000	206,000
Communications Sales & Leasing, Inc. 6% 4/15/23 (e)		40,000	38,400
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		400,000	407,520
Evergrande Real Estate Group Ltd.:
8.75% 10/30/18 (Reg. S)		200,000	192,000
12% 2/17/20		200,000	198,303
Future Land Development Holding Ltd. 10.25% 1/31/18 (Reg. S)		100,000	104,250
Howard Hughes Corp. 6.875% 10/1/21 (e)		280,000	296,800
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,888
11.5% 7/20/20 (Reg. S)		105,000	117,616
KWG Property Holding Ltd.:
8.25% 8/5/19 (Reg. S)		200,000	199,500
8.975% 1/14/19 (Reg. S)		200,000	203,973
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	202,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	207,439
Longfor Properties Co. Ltd. 6.75% 1/29/23 (Reg S.)		200,000	201,420
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	209,000
Oceanwide Real Estate International Holding Co. Ltd. 11.75% 9/8/19 (Reg. S)		100,000	104,500
Odebrecht Finance Ltd. 4.375% 4/25/25 (e)		200,000	140,000
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	99,917
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		340,000	342,550
Ryland Group, Inc. 5.375% 10/1/22		55,000	55,688
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (e)		30,000	30,450
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Shea Homes Ltd. Partnershp/Corp.: - continued
6.125% 4/1/25 (e)		$ 30,000	$ 30,675
Shimao Property Holdings Ltd.:
8.125% 1/22/21 (Reg. S)		200,000	210,000
8.375% 2/10/22 (Reg. S)		200,000	207,329
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	203,872
Sunac China Holdings Ltd. 8.75% 12/5/19 (Reg. S)		200,000	199,031
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	214,954
Trillion Chance Ltd. 8.5% 1/10/19		400,000	391,420
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	84,713
William Lyon Homes, Inc.:
5.75% 4/15/19		90,000	90,675
7% 8/15/22		160,000	166,800
8.5% 11/15/20		215,000	231,663
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)		265,000	250,425
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	98,410
Yanlord Land Group Ltd. 10.625% 3/29/18		200,000	209,684
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	203,000
			9,030,797
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,038
FelCor Lodging LP 6% 6/1/25 (e)		35,000	36,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		380,000	395,675
			479,763
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (e)(g)		170,000	170,000
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	100,000	148,865
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)		140,000	142,975
			461,840
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (e)		100,000	79,500
Metals/Mining - 2.4%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	197,000
Alpha Natural Resources, Inc. 9.75% 4/15/18		210,000	6,300
ArcelorMittal SA 10.625% 6/3/16 (h)	EUR	100,000	118,495
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)		$ 50,000	$ 49,875
Compania Minera Ares SAC 7.75% 1/23/21 (e)		200,000	197,250
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	94,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		625,000	539,063
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	59,690
Murray Energy Corp. 11.25% 4/15/21 (e)		195,000	119,925
Nord Gold NV 6.375% 5/7/18 (e)		400,000	395,000
Peabody Energy Corp.:
6.25% 11/15/21		135,000	38,138
10% 3/15/22 (e)		85,000	43,350
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)		55,000	49,775
Samarco Mineracao SA 5.75% 10/24/23 (Reg. S)		250,000	245,750
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (e)		115,000	112,413
Southern Copper Corp. 7.5% 7/27/35		250,000	271,400
Vedanta Resources PLC:
8.25% 6/7/21 (Reg. S)		200,000	188,500
9.5% 7/18/18 (Reg. S)		200,000	208,000
Walter Energy, Inc.:
9.5% 10/15/19 (c)(e)		225,000	111,938
12% 4/1/20 pay-in-kind (c)(e)(h)		175,100	3,502
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	178,348
			3,227,712
Paper - 0.3%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	456,916
Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (e)		145,000	129,775
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (e)		485,000	204,913
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		285,000	315,638
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(h)		345,000	350,175
			1,000,501
Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (e)		70,000	70,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Restaurants - continued
Landry's Acquisition Co. 9.375% 5/1/20 (e)		$ 105,000	$ 112,613
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)		125,000	130,250
			312,863
Services - 2.7%
APX Group, Inc.:
6.375% 12/1/19		450,000	439,875
8.75% 12/1/20		705,000	639,788
Audatex North America, Inc.:
6% 6/15/21 (e)		385,000	393,181
6.125% 11/1/23 (e)		105,000	102,638
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (e)		95,000	94,525
FTI Consulting, Inc. 6% 11/15/22		205,000	216,275
Garda World Security Corp.:
7.25% 11/15/21 (e)		100,000	93,500
7.25% 11/15/21 (e)		35,000	32,725
Hertz Corp. 6.25% 10/15/22		105,000	107,100
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)		215,000	150,500
Laureate Education, Inc. 10% 9/1/19 (e)(h)		920,000	865,950
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)		70,000	70,000
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	150,000	176,714
TMS International Corp. 7.625% 10/15/21 (e)		55,000	53,321
United Rentals North America, Inc.:
4.625% 7/15/23		75,000	73,969
5.5% 7/15/25		60,000	57,375
			3,567,436
Steel - 1.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (e)		90,000	81,675
Evraz, Inc. NA Canada 7.5% 11/15/19 (e)		200,000	198,000
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		710,000	630,125
Metinvest BV 10.25% 1/31/16 (e)		75,000	53,625
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		270,000	266,625
11.25% 10/15/18		134,000	131,990
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	191,340
ThyssenKrupp Finance Nederland BV 8.5% 2/25/16	EUR	100,000	114,624
TMK Capital SA 7.75% 1/27/18		200,000	196,620
			1,864,624
Super Retail - 1.0%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	20,925
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Super Retail - continued
Family Tree Escrow LLC:
5.25% 3/1/20 (e)		$ 30,000	$ 31,650
5.75% 3/1/23 (e)		140,000	147,700
InRetail Shopping Malls 6.5% 7/9/21 (e)		200,000	214,000
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	234,000
5.75% 2/15/18		80,000	77,800
7.4% 4/1/37		85,000	68,000
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	198,000
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	95,640
Sally Holdings LLC 6.875% 11/15/19		35,000	36,610
Sonic Automotive, Inc.:
5% 5/15/23		40,000	39,200
7% 7/15/22		105,000	113,400
			1,276,925
Technology - 2.5%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)		260,000	280,150
ADT Corp. 6.25% 10/15/21		235,000	249,100
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (e)		200,000	196,500
Blue Coat Systems, Inc. 8.375% 6/1/23 (e)		220,000	224,950
BMC Software Finance, Inc. 8.125% 7/15/21 (e)		285,000	212,325
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(h)		330,000	204,600
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	130,613
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	266,475
China Automation Group Ltd. 7.75% 4/20/16		75,000	75,000
Entegris, Inc. 6% 4/1/22 (e)		70,000	71,750
First Data Corp.:
11.25% 1/15/21		348,000	386,280
11.75% 8/15/21		94,000	106,690
Global A&T Electronics Ltd. 10% 2/1/19 (e)		300,000	268,506
Global Cash Access, Inc. 10% 1/15/22 (e)		35,000	34,125
Lucent Technologies, Inc. 6.45% 3/15/29		250,000	263,750
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	208,760
Project Homestake Merger Corp. 8.875% 3/1/23 (e)		50,000	47,000
Sensata Technologies BV 4.875% 10/15/23 (e)		120,000	118,800
			3,345,374
Telecommunications - 10.6%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (e)		150,000	161,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Altice Financing SA 6.625% 2/15/23 (e)		$ 200,000	$ 206,000
Altice Finco SA 8.125% 1/15/24 (e)		200,000	208,000
Altice SA:
7.625% 2/15/25 (e)		400,000	392,000
7.75% 5/15/22 (e)		485,000	488,638
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (e)		400,000	410,480
8.625% 5/6/19 (Reg. S)		200,000	205,240
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	173,438
Columbus International, Inc. 7.375% 3/30/21 (e)		325,000	345,313
CommScope Technologies Finance LLC 6% 6/15/25 (e)		330,000	325,875
Digicel Group Ltd.:
6% 4/15/21 (Reg. S)		200,000	188,500
8.25% 9/30/20 (e)		675,000	666,563
DigitalGlobe, Inc. 5.25% 2/1/21 (e)		205,000	196,800
Eileme 2 AB 11.625% 1/31/20 (e)		220,000	241,175
FairPoint Communications, Inc. 8.75% 8/15/19 (e)		245,000	257,250
GCI, Inc. 6.875% 4/15/25		85,000	86,488
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	202,006
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	256,324
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	149,738
6.625% 12/15/22 (Reg. S)		345,000	314,813
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	226,575
Level 3 Communications, Inc. 5.75% 12/1/22		120,000	120,900
Millicom International Cellular SA 6.625% 10/15/21 (e)		400,000	416,000
MTS International Funding Ltd.:
5% 5/30/23 (e)		350,000	316,750
8.625% 6/22/20 (e)		450,000	488,876
Numericable Group SA 6% 5/15/22 (e)		755,000	768,213
Portugal Telecom International Finance BV 5.625% 2/8/16	EUR	100,000	111,385
Sable International Finance Ltd. 6.875% 8/1/22 (e)		600,000	591,864
SBA Communications Corp. 4.875% 7/15/22		305,000	300,425
Sprint Capital Corp.:
6.875% 11/15/28		205,000	173,738
6.9% 5/1/19		615,000	602,700
8.75% 3/15/32		175,000	165,594
Sprint Corp.:
7.125% 6/15/24		165,000	150,975
7.875% 9/15/23		530,000	508,138
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		$ 180,000	$ 188,550
6.625% 4/1/23		325,000	346,125
6.731% 4/28/22		205,000	217,300
6.836% 4/28/23		80,000	85,600
TBG Global Pte. Ltd.:
4.625% 4/3/18 (e)		400,000	401,000
5.25% 2/10/22 (Reg. S)		200,000	195,354
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	622,114
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		400,000	413,880
Telenet Finance Luxembourg S.C.A. 6.25% 8/15/22 (Reg. S)	EUR	100,000	118,611
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		150,000	163,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		300,000	309,420
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	392,556
4.75% 7/15/20 (e)		270,000	276,075
			14,148,109
Textiles/Apparel - 0.3%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	196,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	199,500
			395,500
Transportation Ex Air/Rail - 0.5%
Car, Inc. 6.125% 2/4/20 (Reg. S)		200,000	202,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)		155,000	152,675
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	124,775
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		155,000	129,813
			609,763
Utilities - 6.4%
Calpine Corp. 7.875% 1/15/23 (e)		206,000	221,064
Dynegy, Inc.:
6.75% 11/1/19 (e)		125,000	129,063
7.375% 11/1/22 (e)		125,000	129,531
7.625% 11/1/24 (e)		165,000	170,363
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Utilities - continued
Enel SpA 5% 1/15/75 (h)	EUR	100,000	$ 118,303
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (c)(e)		1,154,435	1,252,562
GenOn Energy, Inc. 9.875% 10/15/20		385,000	384,038
InterGen NV 7% 6/30/23 (e)		610,000	549,000
Listrindo Capital BV 6.95% 2/21/19 (e)		400,000	419,500
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	230,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	45,000
NRG Energy, Inc. 6.625% 3/15/23		445,000	451,675
NSG Holdings II, LLC 7.75% 12/15/25 (e)		351,483	387,510
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		300,000	279,288
PPL Energy Supply LLC 6.5% 6/1/25 (e)		65,000	63,700
RJS Power Holdings LLC 5.125% 7/15/19 (e)		410,000	397,700
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	345,537
TXU Corp.:
5.55% 11/15/14 (c)		1,361,000	1,415,440
6.5% 11/15/24 (c)		475,000	494,000
6.55% 11/15/34 (c)		1,000,000	1,040,000
			8,523,274
TOTAL NONCONVERTIBLE BONDS (Cost $114,473,110)			112,807,984
Government Obligations - 0.2%

Germany - 0.2%
German Federal Republic 0% 12/11/15 (Cost $278,106)	EUR	250,000	274,823
Common Stocks - 1.5%
	Shares
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc.	3,510	81,011
General Motors Co.	6,968	219,562
Trinseo SA (a)	4,600	112,056
		412,629
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	83,000	136,950
Common Stocks - continued
	Shares	Value
Chemicals - 0.2%
LyondellBasell Industries NV Class A	2,500	$ 234,575
Westlake Chemical Partners LP	100	2,140
		236,715
Electric Utilities No Longer Use - 0.1%
NRG Yield, Inc. Class C	7,000	135,030
Energy - 0.1%
The Williams Companies, Inc.	1,900	99,712
Healthcare - 0.0%
Legend Acquisition, Inc.	2,128	31,920
Legend Acquisition, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		31,920
Homebuilders/Real Estate - 0.2%
Realogy Holdings Corp. (a)	3,900	177,528
Hotels - 0.2%
Extended Stay America, Inc. unit	15,000	285,000
Services - 0.3%
ARAMARK Holdings Corp.	7,900	251,378
United Rentals, Inc. (a)	1,800	120,582
WP Rocket Holdings, Inc. (a)(i)	356,213	42,746
		414,706
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	16,452
TOTAL COMMON STOCKS (Cost $2,604,475)		1,946,642
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.4%
Healthcare - 0.2%
Allergan PLC 5.50%	200	222,426
Homebuilders/Real Estate - 0.2%
American Tower Corp. 5.50% (a)	2,700	273,969
TOTAL CONVERTIBLE PREFERRED STOCKS		496,395
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	355	360,469
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Services - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	58,865	$ 58,865
Class C 19.50% (i)	14,869	14,869
		73,734
TOTAL NONCONVERTIBLE PREFERRED STOCKS		434,203
TOTAL PREFERRED STOCKS (Cost $811,153)		930,598
Bank Loan Obligations - 1.8%
		Principal Amount (d)
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		$ 44,996	45,446
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)		20,000	19,550
Tranche 2LN, term loan 7.75% 7/7/23 (h)		85,000	84,150
			103,700
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		436,464	437,010
Energy - 0.4%
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (h)		69,262	69,522
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (h)		159,196	131,337
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		300,000	160,500
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)		49,000	39,078
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		64,533	63,565
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		74,056	62,578
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		10,302	8,705
Tranche M, term loan 4.25% 12/16/20 (h)		3,842	3,246
Targa Resources Corp. term loan 5.75% 2/27/22 (h)		27,907	28,153
			566,684
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Healthcare - 0.5%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)		$ 130,000	$ 130,650
Tranche B 1LN, term loan 4.5% 4/23/21 (h)		103,950	103,950
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		1,651	1,544
Tranche B, term loan 19.5% 1/31/16		5,396	5,045
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (h)		20,000	20,225
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		360,340	360,791
			622,205
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (h)		55,000	54,931
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		62,739	62,112
			117,043
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (h)		20,000	14,950
Technology - 0.4%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (h)		310,000	319,300
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)		108,625	107,539
Tranche 2LN, term loan 8% 4/9/22 (h)		95,000	93,338
			520,177
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (h)		6,325	6,262
TOTAL BANK LOAN OBLIGATIONS (Cost $2,577,094)			2,433,477
Preferred Securities - 5.3%

Banks & Thrifts - 2.9%
Banco Do Brasil SA 9% (e)(f)(h)		250,000	217,005
Bank of America Corp.:
5.2% (f)(h)		345,000	328,066
6.1% (f)(h)		105,000	106,912
Bank of East Asia Ltd. 8.5% (f)(h)		100,000	117,974
Barclays Bank PLC 7.625% 11/21/22		605,000	706,666
Barclays PLC 8% (f)(h)	EUR	200,000	241,938
Preferred Securities - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Chong Hing Bank Ltd. 6.5% (f)(h)		$ 200,000	$ 210,575
Credit Agricole SA:
6.5%(Reg S.) (f)(h)	EUR	200,000	228,425
6.625% (e)(f)(h)		315,000	316,030
ICICI Bank Ltd. 7.25% (Reg S.) (f)(h)		200,000	207,872
Intesa Sanpaolo SpA 8.047% (f)(h)	EUR	250,000	310,464
JPMorgan Chase & Co. 5.15% (f)(h)		415,000	398,473
Royal Bank of Scotland Group PLC 7.0916% (f)(h)	EUR	50,000	61,804
Societe Generale 6.999% (f)(h)	EUR	200,000	252,082
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	EUR	100,000	126,472
Wells Fargo & Co. 5.875% (f)(h)		70,000	72,191
			3,902,949
Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (f)		600,000	593,837
Diversified Financial Services - 1.6%
Baggot Securities Ltd. 10.24% (Reg. S) (f)	EUR	100,000	118,218
Citigroup, Inc. 5.35% (f)(h)		1,885,000	1,803,609
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (f)(h)	EUR	250,000	285,141
			2,206,968
Insurance - 0.1%
Groupama SA 6.298% (f)(h)	EUR	100,000	119,581
Telecommunications - 0.3%
Telefonica Europe BV 5% (Reg. S) (f)(h)	EUR	300,000	348,008
TOTAL PREFERRED SECURITIES (Cost $7,250,898)			7,171,343
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $6,958,213)	6,958,213	6,958,213
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $134,953,049)		132,523,080
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,513,408
NET ASSETS - 100%		$ 134,036,488
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,168,771 or 38.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,615 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 184,731
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 14,869
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,448
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973,901	$ 892,890	$ -	$ 81,011
Energy	99,712	99,712	-	-
Financials	811,966	451,497	360,469	-
Health Care	254,346	222,426	-	31,920
Industrials	237,062	120,582	-	116,480
Materials	348,771	348,771	-	-
Telecommunication Services	16,452	16,452	-	-
Utilities	135,030	135,030	-	-
Corporate Bonds	112,807,984	-	112,807,984	-
Government Obligations	274,823	-	274,823	-
Bank Loan Obligations	2,433,477	-	2,234,126	199,351
Preferred Securities	7,171,343	-	7,171,343	-
Money Market Funds	6,958,213	6,958,213	-	-
Total Investments in Securities:	$ 132,523,080	$ 9,245,573	$ 122,848,745	$ 428,762
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $134,661,667. Net unrealized depreciation aggregated $2,138,587, of which $4,691,920 related to appreciated investment securities and $6,830,507 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2015

1.804875.111

SPH-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,126	$ 842
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	25,752	2,849
TOTAL CONVERTIBLE BONDS		3,691
Nonconvertible Bonds - 79.5%
Aerospace - 0.3%
Bombardier, Inc. 7.5% 3/15/25 (f)	4,045	3,347
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (f)	3,650	3,750
7.125% 3/15/21	3,175	3,362
TransDigm, Inc. 6% 7/15/22	6,310	6,294
		16,753
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (f)	1,680	1,806
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,915	2,995
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,334
		6,135
Automotive & Auto Parts - 0.6%
Dana Holding Corp. 6.75% 2/15/21	2,802	2,949
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	3,355	2,978
Schaeffler Finance BV 4.75% 5/15/21 (f)	11,095	11,123
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(i)	3,330	3,605
6.875% 8/15/18 pay-in-kind (f)(i)	3,825	3,959
ZF North America Capital, Inc. 4% 4/29/20 (f)	4,380	4,418
		29,032
Banks & Thrifts - 0.4%
Ocwen Financial Corp. 7.125% 5/15/19 (f)(i)	1,765	1,668
Royal Bank of Scotland Group PLC 5.125% 5/28/24	17,130	17,329
		18,997
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	7,045
10% 1/15/18	19,255	15,404
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
11.25% 3/1/21	$ 4,185	$ 3,997
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,727
		29,173
Building Materials - 2.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,234
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	11,380	12,461
CEMEX Finance LLC:
6% 4/1/24 (f)	4,395	4,418
9.375% 10/12/22 (f)	17,455	19,523
CEMEX S.A.B. de CV:
5.875% 3/25/19 (f)	4,030	4,101
7.25% 1/15/21 (f)	19,665	20,943
CPG Merger Sub LLC 8% 10/1/21 (f)	4,055	4,136
HD Supply, Inc. 7.5% 7/15/20	12,505	13,349
Ply Gem Industries, Inc. 6.5% 2/1/22	5,865	5,799
USG Corp.:
5.5% 3/1/25 (f)	2,150	2,155
5.875% 11/1/21 (f)	3,875	4,059
7.875% 3/30/20 (f)	7,965	8,513
		102,691
Cable/Satellite TV - 2.6%
Altice SA:
5.375% 7/15/23 (f)	9,165	9,211
7.75% 7/15/25 (f)	6,420	6,308
7.75% 7/15/25 (f)	5,770	5,727
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	3,400	3,370
5.25% 3/15/21	3,970	4,039
5.75% 9/1/23	6,260	6,409
6.5% 4/30/21	15,660	16,374
6.625% 1/31/22	11,585	12,237
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	10,990	11,072
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (f)	2,200	2,043
5.125% 12/15/21 (f)	3,760	3,492
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
DISH DBS Corp.:
5% 3/15/23	$ 6,810	$ 6,376
5.875% 7/15/22	4,085	4,065
6.75% 6/1/21	8,003	8,463
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	1,010	1,055
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	5,594	6,027
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,051	3,257
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,226
VTR Finance BV 6.875% 1/15/24 (f)	6,835	6,955
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,392	10,626
		132,332
Capital Goods - 1.0%
AECOM Technology Corp. 5.75% 10/15/22 (f)	3,225	3,273
Amsted Industries, Inc. 5% 3/15/22 (f)	3,440	3,431
Belden, Inc. 5.25% 7/15/24 (f)	1,645	1,616
General Cable Corp. 5.75% 10/1/22 (i)	19,670	18,047
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	18,020	13,335
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	8,660	9,245
		48,947
Chemicals - 2.5%
A. Schulman, Inc. 6.875% 6/1/23 (f)	7,880	7,979
Chemtura Corp. 5.75% 7/15/21	3,105	3,136
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	8,210	6,732
Hexion U.S. Finance Corp. 6.625% 4/15/20	1,767	1,619
Huntsman International LLC 4.875% 11/15/20	4,205	4,121
LSB Industries, Inc. 7.75% 8/1/19	2,250	2,368
Momentive Performance Materials, Inc. 3.88% 10/24/21	15,830	13,733
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	15,830	0
Platform Specialty Products Corp. 6.5% 2/1/22 (f)	6,090	6,303
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	22,525	22,018
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (f)	2,440	2,452
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Tronox Finance LLC 6.375% 8/15/20	$ 60,170	$ 49,339
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)	4,485	4,530
5.625% 10/1/24 (f)	1,800	1,836
		126,166
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	5,720	4,118
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	1,910	2,034
6.625% 11/15/22	2,255	2,413
		8,565
Containers - 4.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(i)	21,180	21,899
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	7,410	7,382
6.25% 1/31/19 (f)	9,025	9,273
6.75% 1/31/21 (f)	31,530	32,318
7% 11/15/20 (f)	2,189	2,211
9.125% 10/15/20 (f)	24,917	26,132
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	27,235	24,512
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,795	1,741
Graphic Packaging International, Inc. 4.75% 4/15/21	2,000	2,042
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)	6,190	6,190
5.375% 1/15/25 (f)	4,130	4,099
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,454
6.875% 2/15/21	15,710	16,420
8.25% 2/15/21 (i)	18,181	18,863
Sealed Air Corp.:
5.25% 4/1/23 (f)	6,590	6,689
6.5% 12/1/20 (f)	7,805	8,664
		202,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 4.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	$ 9,630	$ 9,652
4.5% 5/15/21	12,675	12,865
Aircastle Ltd.:
4.625% 12/15/18	7,440	7,765
5.125% 3/15/21	12,830	13,215
5.5% 2/15/22	3,085	3,216
6.25% 12/1/19	7,745	8,587
7.625% 4/15/20	4,630	5,348
CIT Group, Inc.:
3.875% 2/19/19	11,695	11,753
5% 8/15/22	5,515	5,605
5.375% 5/15/20	11,850	12,524
5.5% 2/15/19 (f)	6,890	7,286
FLY Leasing Ltd.:
6.375% 10/15/21	3,378	3,429
6.75% 12/15/20	4,320	4,460
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	18,370	18,944
6% 8/1/20	11,915	12,541
ILFC E-Capital Trust I 4.69% 12/21/65 (f)(i)	4,040	3,929
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,806
5.875% 8/15/22	4,115	4,485
6.25% 5/15/19	8,165	8,899
8.25% 12/15/20	3,000	3,593
8.625% 1/15/22	7,715	9,489
8.75% 3/15/17 (i)	5,356	5,841
National Financial Partners Corp. 9% 7/15/21 (f)	6,570	6,586
SLM Corp.:
4.875% 6/17/19	17,170	16,397
5.5% 1/25/23	3,425	2,997
6.125% 3/25/24	5,985	5,327
7.25% 1/25/22	4,400	4,345
8% 3/25/20	15,072	15,675
8.45% 6/15/18	6,045	6,529
		238,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	$ 7,860	$ 8,076
7.625% 3/15/20	10,040	10,404
Series B, 6.5% 11/15/22	9,290	9,685
MDC Partners, Inc. 6.75% 4/1/20 (f)	19,450	19,256
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,559
5% 4/15/22 (f)	22,650	22,452
		74,432
Electric Utilities No Longer Use - 0.3%
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,250	1,172
7% 6/15/23 (f)	14,135	13,605
		14,777
Energy - 7.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,525
7% 5/20/22	5,205	5,536
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	3,335	3,423
6.5% 5/20/21	2,350	2,444
Antero Resources Corp.:
5.125% 12/1/22	1,440	1,361
5.625% 6/1/23 (f)	5,005	4,817
Antero Resources Finance Corp. 5.375% 11/1/21	7,240	7,041
Baytex Energy Corp.:
5.125% 6/1/21 (f)	3,125	2,781
5.625% 6/1/24 (f)	3,950	3,397
California Resources Corp.:
5% 1/15/20	6,780	5,814
6% 11/15/24	5,995	4,856
Chesapeake Energy Corp.:
4.875% 4/15/22	13,800	11,109
5.375% 6/15/21	11,565	9,715
5.75% 3/15/23	3,500	2,958
6.125% 2/15/21	5,260	4,537
6.875% 11/15/20	2,670	2,396
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	17,365	17,018
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Clayton Williams Energy, Inc. 7.75% 4/1/19	$ 2,245	$ 1,992
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	4,482
Consolidated Energy Finance SA 6.75% 10/15/19 (f)	16,960	17,130
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,455
6.125% 3/1/22	4,745	4,686
6.25% 4/1/23 (f)	4,535	4,558
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,663	11,721
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (f)	7,240	6,950
8.125% 9/15/23 (f)	1,425	1,417
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (f)	9,180	6,931
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,525	2,519
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	6,955	7,181
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	8,828	8,850
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,950	4,388
Halcon Resources Corp. 8.625% 2/1/20 (f)	2,650	2,531
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)	8,875	8,254
5.75% 10/1/25 (f)	4,380	4,161
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	198
5.875% 4/1/20	505	427
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (i)	27,480	16,642
6.5% 5/15/19	9,250	5,689
8.625% 4/15/20	1,770	1,089
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,695	3,598
Noble Energy, Inc.:
5.625% 5/1/21	5,965	6,322
5.875% 6/1/24	6,975	7,569
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,065	4,146
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	2,849
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	$ 11,885	$ 5,096
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	3,870	3,880
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	2,685	2,591
5.625% 11/15/23 (f)	4,380	4,161
RSP Permian, Inc. 6.625% 10/1/22 (f)	2,650	2,670
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (i)	6,320	6,446
5.625% 4/15/23	16,100	15,939
5.625% 3/1/25 (f)	10,105	9,953
5.75% 5/15/24	10,800	10,739
6.25% 3/15/22	15,930	16,408
SemGroup Corp. 7.5% 6/15/21	6,010	6,250
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,380
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,625	2,573
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (f)	3,785	3,889
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	4,898
5.25% 5/1/23	2,920	2,884
6.375% 8/1/22	2,365	2,454
6.625% 10/1/20 (Reg. S) (f)	5,190	5,424
6.875% 2/1/21	5,584	5,807
Teine Energy Ltd. 6.875% 9/30/22 (f)	410	381
TerraForm Power Operating LLC:
5.875% 2/1/23 (f)	5,825	5,880
6.125% 6/15/25 (f)	1,655	1,659
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,955	6,178
6.125% 10/15/21	6,660	6,943
6.25% 10/15/22 (f)	3,705	3,872
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,368
		393,186
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	$ 7,095	$ 7,130
5.625% 2/15/24	2,800	2,856
5.875% 3/15/25	10,155	10,434
		20,420
Environmental - 2.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20	13,535	14,144
Clean Harbors, Inc.:
5.125% 6/1/21	5,715	5,758
5.25% 8/1/20	5,810	5,949
Covanta Holding Corp.:
5.875% 3/1/24	2,110	2,068
6.375% 10/1/22	6,490	6,815
7.25% 12/1/20	4,832	5,062
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	18,820	19,573
Tervita Corp.:
8% 11/15/18 (f)	34,750	30,580
9.75% 11/1/19 (f)	10,805	6,483
10.875% 2/15/18 (f)	9,760	6,051
		102,483
Food & Drug Retail - 1.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(i)	20,885	18,953
9.25% 2/15/19 (f)	21,520	21,843
Rite Aid Corp.:
6.75% 6/15/21	15,800	16,788
7.7% 2/15/27	3,030	3,530
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (f)	14,485	14,376
		75,490
Food/Beverage/Tobacco - 4.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	33,260	31,098
ESAL GmbH 6.25% 2/5/23 (f)	19,570	19,276
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	14,490	15,178
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,362
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	4,940	6,226
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS Investments GmbH:
7.25% 4/3/24 (f)	$ 8,250	$ 8,467
7.75% 10/28/20 (f)	24,505	26,465
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	4,150	4,112
7.25% 6/1/21 (f)	14,720	15,474
7.25% 6/1/21 (f)	5,070	5,330
8.25% 2/1/20 (f)	15,785	16,732
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	25,490	25,610
Post Holdings, Inc.:
6% 12/15/22 (f)	9,740	9,448
6.75% 12/1/21 (f)	20,295	20,447
7.375% 2/15/22	46,400	47,444
		252,669
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,915	4,160
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	13,365	10,358
Eldorado Resorts, Inc. 7% 8/1/23 (f)	3,490	3,499
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,513
Isle of Capri Casinos, Inc. 5.875% 3/15/21	1,860	1,930
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,449
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,475
8.625% 2/1/19	6,830	7,701
Pinnacle Entertainment, Inc. 6.375% 8/1/21	9,870	10,647
Scientific Games Corp.:
6.625% 5/15/21	17,550	13,952
7% 1/1/22 (f)	4,130	4,280
10% 12/1/22	9,785	9,504
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,770
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	7,235	7,298
Wynn Macau Ltd. 5.25% 10/15/21 (f)	6,920	6,583
		101,119
Healthcare - 11.1%
Alere, Inc. 6.5% 6/15/20	8,995	9,355
AmSurg Corp. 5.625% 7/15/22	7,725	7,946
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.:
5.125% 8/1/21	$ 25,040	$ 25,979
6.875% 2/1/22	55,530	59,417
7.125% 7/15/20	8,705	9,271
Concordia Healthcare Corp. 7% 4/15/23 (f)	3,480	3,545
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	2,160	2,203
DaVita HealthCare Partners, Inc.:
5% 5/1/25	8,445	8,350
5.125% 7/15/24	9,575	9,649
DJO Finco, Inc. 8.125% 6/15/21 (f)	8,770	9,011
Endo Finance LLC:
5.375% 1/15/23 (f)	12,300	12,431
7% 12/15/20 (f)	2,727	2,863
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (f)	6,680	6,947
HCA Holdings, Inc.:
5.875% 3/15/22	9,465	10,376
5.875% 5/1/23	12,595	13,540
6.25% 2/15/21	7,735	8,470
6.5% 2/15/20	16,520	18,471
7.5% 11/6/33	2,576	2,782
Hologic, Inc. 5.25% 7/15/22 (f)	5,755	5,942
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (f)	6,575	6,904
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,660	1,768
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (f)	740	777
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (f)(i)	2,850	2,939
Kindred Escrow Corp. II:
8% 1/15/20 (f)	16,015	17,336
8.75% 1/15/23 (f)	2,055	2,266
LifePoint Hospitals, Inc. 5.5% 12/1/21	3,460	3,590
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (f)	2,545	2,619
5.5% 4/15/25 (f)	2,120	2,136
5.75% 8/1/22 (f)	5,305	5,530
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	2,615	2,693
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 6.75% 10/15/22	$ 4,188	$ 4,361
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	10,645	10,991
5.5% 2/1/21	16,370	16,984
Service Corp. International 4.5% 11/15/20	3,835	3,950
Surgical Care Affiliates, Inc. 6% 4/1/23 (f)	4,185	4,248
Tenet Healthcare Corp.:
3.7861% 6/15/20 (f)(i)	7,975	8,204
4.375% 10/1/21	23,865	23,990
4.5% 4/1/21	780	784
4.75% 6/1/20	5,245	5,402
5% 3/1/19 (f)	9,110	9,201
6% 10/1/20	7,130	7,754
6.75% 2/1/20	5,005	5,293
6.75% 6/15/23 (f)	8,430	8,809
8.125% 4/1/22	58,590	65,720
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	18,640	19,153
5.5% 3/1/23 (f)	7,010	7,168
5.625% 12/1/21 (f)	3,595	3,703
5.875% 5/15/23 (f)	15,440	16,056
6.125% 4/15/25 (f)	12,700	13,272
6.75% 8/15/21 (f)	16,343	17,017
7.25% 7/15/22 (f)	6,655	7,021
VPI Escrow Corp. 6.375% 10/15/20 (f)	25,390	26,755
Wellcare Health Plans, Inc. 5.75% 11/15/20	4,375	4,594
		565,536
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	4,345	4,236
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	3,715	3,752
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (f)	2,020	1,929
KB Home:
7.25% 6/15/18	1,690	1,821
8% 3/15/20	4,030	4,453
Lennar Corp. 4.5% 6/15/19	1,122	1,158
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (f)	4,130	4,233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp. 8.375% 1/15/21	$ 6,321	$ 7,443
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	10,197	9,917
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,055	4,014
5.875% 6/15/24	2,965	2,921
WCI Communities, Inc. 6.875% 8/15/21	2,860	2,967
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,549
8.5% 11/15/20	7,090	7,639
		59,032
Insurance - 1.3%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (f)(h)	6,545	6,545
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	41,330	42,208
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(i)	17,840	17,840
		66,593
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)	12,230	9,723
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	8,942	9,266
NCL Corp. Ltd. 5.25% 11/15/19 (f)	6,190	6,407
		25,396
Metals/Mining - 1.5%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	3,935
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,025	1,235
CONSOL Energy, Inc. 5.875% 4/15/22	17,230	13,386
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,477
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)	3,250	2,503
7% 2/15/21 (f)	14,825	11,304
7.25% 5/15/22 (f)	6,790	5,042
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (f)	2,495	1,815
Imperial Metals Corp. 7% 3/15/19 (f)	1,275	1,211
Murray Energy Corp. 11.25% 4/15/21 (f)	13,590	8,358
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.:
6% 11/15/18	$ 8,990	$ 3,281
7.875% 11/1/26	5,270	1,476
10% 3/15/22 (f)	6,125	3,124
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	3,375	3,299
8.25% 1/15/21 (f)	7,505	7,336
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (f)	1,330	1,303
7.375% 2/1/20 (f)	2,995	2,935
Walter Energy, Inc.:
9.5% 10/15/19 (c)(f)	8,100	4,030
12% 4/1/20 pay-in-kind (c)(f)(i)	10,109	202
		79,252
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
Xerium Technologies, Inc. 8.875% 6/15/18	20,125	20,729
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	5,380	5,461
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,220	5,598
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,866
		11,464
Services - 3.6%
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	16,205	16,002
APX Group, Inc.:
6.375% 12/1/19	29,630	28,963
8.75% 12/1/20	16,940	15,373
ARAMARK Corp. 5.75% 3/15/20	4,440	4,640
Audatex North America, Inc. 6% 6/15/21 (f)	4,455	4,550
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (f)	6,440	6,408
5.5% 4/1/23	4,125	4,146
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	13,530	12,515
Corrections Corp. of America 4.125% 4/1/20	6,105	6,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
5.875% 10/15/20	$ 5,815	$ 5,917
6.25% 10/15/22	7,300	7,446
IHS, Inc. 5% 11/1/22 (f)	4,120	4,125
Laureate Education, Inc. 10% 9/1/19 (f)(i)	67,979	63,985
The GEO Group, Inc. 6.625% 2/15/21	1,988	2,082
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,299
		183,571
Steel - 1.6%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (f)	7,635	6,929
Commercial Metals Co. 4.875% 5/15/23	5,500	5,033
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)	5,295	5,242
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	37,275	33,082
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	2,418	2,382
Steel Dynamics, Inc.:
5.125% 10/1/21	15,335	15,297
5.5% 10/1/24	13,150	13,019
		80,984
Super Retail - 2.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)	24,105	25,491
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,438
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	15,275	10,425
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	6,325	4,997
7.75% 6/1/20 (f)	8,468	2,921
8.875% 3/15/19	1,119	484
9% 3/15/19 (f)	28,810	24,957
DPL, Inc. 7.75% 10/15/20 (f)	11,715	9,255
Family Tree Escrow LLC:
5.25% 3/1/20 (f)	1,665	1,757
5.75% 3/1/23 (f)	8,325	8,783
Hanesbrands, Inc. 6.375% 12/15/20	1,843	1,924
JC Penney Corp., Inc.:
5.65% 6/1/20	1,235	1,112
6.375% 10/15/36	3,180	2,274
7.4% 4/1/37	2,583	2,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	$ 30,773	$ 32,658
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,700	1,275
		136,817
Technology - 1.9%
ADT Corp. 6.25% 10/15/21	6,025	6,387
Avaya, Inc. 10.5% 3/1/21 (f)	3,973	3,228
Blue Coat Systems, Inc. 8.375% 6/1/23 (f)	4,705	4,811
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,725	2,030
BMC Software, Inc. 7.25% 6/1/18	4,655	4,073
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)	2,400	1,488
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,311
CommScope, Inc. 4.375% 6/15/20 (f)	4,705	4,734
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	6,390	4,697
First Data Corp.:
6.75% 11/1/20 (f)	5,266	5,569
8.75% 1/15/22 pay-in-kind (f)(i)	2,582	2,737
10.625% 6/15/21	2,401	2,677
12.625% 1/15/21	2,217	2,566
Global Cash Access, Inc. 10% 1/15/22 (f)	3,610	3,520
Lucent Technologies, Inc.:
6.45% 3/15/29	17,140	18,083
6.5% 1/15/28	330	347
Micron Technology, Inc. 5.25% 1/15/24 (f)	4,385	4,210
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)	2,435	2,465
Sanmina Corp. 4.375% 6/1/19 (f)	7,080	7,186
VeriSign, Inc. 4.625% 5/1/23	4,455	4,310
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	10,520	11,140
		99,569
Telecommunications - 11.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	2,645	2,731
6.75% 11/15/20 (f)	10,890	11,707
Altice Financing SA 6.5% 1/15/22 (f)	23,800	24,574
Altice Finco SA:
8.125% 1/15/24 (f)	19,575	20,358
9.875% 12/15/20 (f)	11,745	13,037
Altice SA 7.75% 5/15/22 (f)	57,500	57,931
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Columbus International, Inc. 7.375% 3/30/21 (f)	$ 32,965	$ 35,025
CommScope Technologies Finance LLC 6% 6/15/25 (f)	6,560	6,478
Crown Castle International Corp. 5.25% 1/15/23	4,630	4,850
Digicel Group Ltd.:
6% 4/15/21 (f)	27,030	25,476
6.75% 3/1/23 (f)	8,505	8,161
GCI, Inc. 6.875% 4/15/25	6,590	6,705
Inmarsat Finance PLC 4.875% 5/15/22 (f)	9,590	9,422
Intelsat Jackson Holdings SA:
5.5% 8/1/23	22,460	20,382
6.625% 12/15/22 (Reg. S)	4,520	4,125
7.5% 4/1/21	11,615	11,557
Intelsat Luxembourg SA 7.75% 6/1/21	14,300	11,369
Level 3 Financing, Inc.:
5.125% 5/1/23 (f)	13,140	12,779
5.375% 5/1/25 (f)	2,190	2,133
6.125% 1/15/21	7,470	7,834
MetroPCS Wireless, Inc. 6.625% 11/15/20	4,675	4,862
Millicom International Cellular SA 4.75% 5/22/20 (f)	4,010	3,900
Numericable Group SA:
4.875% 5/15/19 (f)	19,030	19,315
6% 5/15/22 (f)	18,095	18,412
6.25% 5/15/24 (f)	6,295	6,402
Sable International Finance Ltd. 6.875% 8/1/22 (f)	3,430	3,383
SBA Communications Corp. 5.625% 10/1/19	3,740	3,918
Sprint Capital Corp.:
6.875% 11/15/28	15,280	12,950
6.9% 5/1/19	32,719	32,065
Sprint Communications, Inc. 6% 11/15/22	26,940	23,667
Sprint Corp.:
7.125% 6/15/24	9,730	8,903
7.25% 9/15/21	19,770	18,905
7.625% 2/15/25	2,120	1,966
7.875% 9/15/23	23,405	22,440
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,857
6.125% 1/15/22	4,775	4,990
6.25% 4/1/21	10,715	11,224
6.542% 4/28/20	4,200	4,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.625% 4/1/23	$ 15,910	$ 16,944
6.633% 4/28/21	8,810	9,327
ViaSat, Inc. 6.875% 6/15/20	5,360	5,668
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)	26,060	26,646
7.375% 4/23/21 (f)	9,570	10,144
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (f)	4,380	4,331
		583,948
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	8,645	8,515
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	22,005	18,759
8.125% 2/15/19	15,381	12,151
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	3,145	2,956
Teekay Corp. 8.5% 1/15/20	5,438	5,968
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	7,621
		55,970
Utilities - 1.8%
Calpine Corp. 6% 1/15/22 (f)	4,030	4,262
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,460	2,623
Dynegy, Inc.:
7.375% 11/1/22 (f)	8,200	8,497
7.625% 11/1/24 (f)	9,205	9,504
GenOn Energy, Inc.:
9.5% 10/15/18	1,310	1,317
9.875% 10/15/20	2,493	2,487
InterGen NV 7% 6/30/23 (f)	22,895	20,606
Mirant Americas Generation LLC:
8.5% 10/1/21	3,022	2,810
9.125% 5/1/31	3,664	3,298
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,512
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,018	8,840
PPL Energy Supply LLC 6.5% 6/1/25 (f)	4,265	4,180
RJS Power Holdings LLC 5.125% 7/15/19 (f)	14,150	13,726
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Utilities - continued
RRI Energy, Inc. 7.875% 6/15/17	$ 4,809	$ 4,845
The AES Corp. 3.2828% 6/1/19 (i)	4,145	4,104
		94,611
TOTAL NONCONVERTIBLE BONDS		4,063,277
TOTAL CORPORATE BONDS (Cost $4,198,740)		4,066,968
Common Stocks - 0.3%
	Shares
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc.	103,443	2,387
Chassix Holdings, Inc. warrants (a)	27,188	0
		2,387
Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,774
Building Materials - 0.2%
Nortek, Inc. (a)	112,625	9,189
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	29
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	823
TOTAL COMMON STOCKS (Cost $20,479)		15,202
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25% (g)	15,158	16,860
Huntington Bancshares, Inc. 8.50% (a)	17,162	23,255
Wells Fargo & Co. 7.50%	1,813	2,161
		42,276
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75% (a)	38,800	$ 20,108
TOTAL CONVERTIBLE PREFERRED STOCKS		62,384
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	16,101	16,349
TOTAL PREFERRED STOCKS (Cost $73,736)		78,733
Bank Loan Obligations - 9.4%
	Principal Amount (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (i)	$ 4,457	4,451
Tranche D, term loan 3.75% 6/4/21 (i)	7,148	7,130
		11,581
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	1,217	1,229
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	3,845	3,845
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (i)	3,257	3,249
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	6,143	6,113
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	6,108	6,093
		12,206
Capital Goods - 0.4%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	9,616	9,292
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	9,040	9,074
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (i)	4,448	4,404
		22,770
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (i)	$ 835	$ 831
Consumer Products - 0.2%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	9,242	9,265
Containers - 0.2%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	5,654	5,654
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (i)	3,852	3,833
		9,487
Diversified Financial Services - 0.1%
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (i)	3,970	3,990
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	4,239	4,218
Energy - 0.3%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (i)	9,560	9,493
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	9,995	5,347
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	9,805	2,917
		17,757
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (i)	4,731	4,731
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	6,255	6,247
		10,978
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (i)	27,354	27,252
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (i)	1,981	1,754
		29,006
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.1%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (i)	$ 5,362	$ 5,409
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	26,622	22,529
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	3,427	3,414
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (i)	1,793	1,795
		27,738
Healthcare - 0.7%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	3,605	3,623
Tranche B 1LN, term loan 4.5% 4/23/21 (i)	3,657	3,657
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (i)	7,963	7,983
Tranche B 5LN, term loan 2.9396% 3/31/17 (i)	3,040	3,044
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (i)	10,444	10,352
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (i)	4,111	4,121
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (i)	4,145	4,145
		36,925
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	581	575
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)	8,871	8,894
		9,469
Hotels - 0.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	18,396	18,419
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (i)	25,348	25,158
Metals/Mining - 0.1%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	3,838	2,572
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - 1.5%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (i)	$ 10,319	$ 10,294
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (i)	5,008	4,783
Garda World Security Corp.:
term loan 4% 11/8/20 (i)	8,377	8,273
Tranche DD, term loan 4% 11/8/20 (i)	2,143	2,116
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	53,726	50,100
		75,566
Super Retail - 1.2%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	7,123	6,874
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (i)	16,638	13,809
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	11,924	11,909
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (i)	16,696	16,571
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (i)	11,072	11,107
		60,270
Technology - 1.1%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (i)	1,561	1,567
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (i)	960	960
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	27,560	27,456
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)	13,979	13,909
NXP BV Tranche D, term loan 3.25% 1/11/20 (i)	3,341	3,332
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	3,106	3,075
Tranche 2LN, term loan 8% 4/9/22 (i)	2,680	2,633
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9382% 2/28/17 (i)	2,955	2,955
Tranche E, term loan 4% 3/8/20 (i)	1,990	1,992
		57,879
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)	3,959	3,945
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	$ 13,446	$ 13,194
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	2,151	2,138
		15,332
TOTAL BANK LOAN OBLIGATIONS (Cost $501,152)		479,094
Preferred Securities - 4.3%

Banks & Thrifts - 3.2%
Bank of America Corp.:
6.1% (g)(i)	12,150	12,371
6.25% (g)(i)	6,240	6,404
Barclays Bank PLC 7.625% 11/21/22	18,275	21,346
Barclays PLC:
6.625% (g)(i)	20,820	20,802
8.25% (g)(i)	15,125	16,350
Credit Agricole SA:
6.625% (f)(g)(i)	9,755	9,787
7.875% (f)(g)(i)	9,400	9,831
Credit Suisse Group 7.5% (f)(g)(i)	8,415	9,050
Credit Suisse Group AG 6.25% (f)(g)(i)	6,645	6,520
Goldman Sachs Group, Inc. 5.375% (g)(i)	6,575	6,632
JPMorgan Chase & Co.:
5.3% (g)(i)	10,950	11,072
6.125% (g)(i)	3,445	3,520
6.75% (g)(i)	8,255	9,024
Lloyds Banking Group PLC 7.5% (g)(i)	16,220	17,025
Societe Generale 6% (f)(g)(i)	4,990	4,732
		164,466
Diversified Financial Services - 1.1%
Citigroup, Inc.:
5.875% (g)(i)	41,035	42,170
6.3% (g)(i)	11,320	11,245
		53,415
TOTAL PREFERRED SECURITIES (Cost $212,057)		217,881
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b) (Cost $161,864)	161,863,933	$ 161,864
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,168,028)		5,019,742
NET OTHER ASSETS (LIABILITIES) - 1.7%		87,854
NET ASSETS - 100%		$ 5,107,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,182,096,000 or 42.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,036	$ -	$ -	$ -	$ 823
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,387	$ -	$ -	$ 2,387
Energy	20,108	20,108	-	-
Financials	61,399	45,050	16,349	-
Industrials	9,189	9,189	-	-
Materials	29	29	-	-
Telecommunication Services	823	823	-	-
Corporate Bonds	4,066,968	-	4,066,968	-
Bank Loan Obligations	479,094	-	474,896	4,198
Preferred Securities	217,881	-	217,881	-
Money Market Funds	161,864	161,864	-	-
Total Investments in Securities:	$ 5,019,742	$ 237,063	$ 4,776,094	$ 6,585
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $5,159,082,000. Net unrealized depreciation aggregated $139,340,000, of which $127,868,000 related to appreciated investment securities and $267,208,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

July 31, 2015

1.924275.104

FSH-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.0%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (e)	$ 1,814,000	$ 1,357,099
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	37,678,000	4,168,129
TOTAL CONVERTIBLE BONDS		5,525,228
Nonconvertible Bonds - 79.9%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 12/15/21 (h)	4,550,000	4,675,125
TransDigm, Inc. 6% 7/15/22	5,635,000	5,620,913
		10,296,038
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (h)	3,310,000	3,558,250
Automotive & Auto Parts - 0.6%
Dana Holding Corp. 6.75% 2/15/21	4,885,000	5,141,463
Schaeffler Finance BV 4.75% 5/15/21 (h)	17,585,000	17,628,963
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (h)(k)	4,160,000	4,503,200
6.875% 8/15/18 pay-in-kind (h)(k)	4,105,000	4,248,675
ZF North America Capital, Inc. 4% 4/29/20 (h)	4,800,000	4,842,000
		36,364,301
Banks & Thrifts - 0.3%
Ocwen Financial Corp. 7.125% 5/15/19 (h)(k)	1,617,000	1,528,065
Royal Bank of Scotland Group PLC 5.125% 5/28/24	17,120,000	17,319,140
		18,847,205
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	12,454,200
10% 1/15/18	25,380,000	20,304,000
11.25% 3/1/21	5,795,000	5,534,225
		38,292,425
Building Materials - 2.0%
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (h)	12,620,000	13,818,900
CEMEX Finance LLC:
6% 4/1/24 (h)	4,695,000	4,719,179
9.375% 10/12/22 (h)	20,160,000	22,547,952
CEMEX S.A.B. de CV:
5.875% 3/25/19 (h)	4,260,000	4,334,550
7.25% 1/15/21 (h)	24,590,000	26,188,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
CPG Merger Sub LLC 8% 10/1/21 (h)	$ 5,790,000	$ 5,905,800
HD Supply, Inc. 7.5% 7/15/20	19,025,000	20,309,188
Ply Gem Industries, Inc. 6.5% 2/1/22	6,670,000	6,594,963
USG Corp.:
5.5% 3/1/25 (h)	2,770,000	2,776,925
5.875% 11/1/21 (h)	4,985,000	5,221,788
		112,417,595
Cable/Satellite TV - 2.5%
Altice SA:
5.375% 7/15/23 (h)	10,090,000	10,140,450
7.75% 7/15/25 (h)	7,070,000	6,946,275
7.75% 7/15/25 (h)	6,350,000	6,302,375
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,665,000	4,624,181
5.25% 3/15/21	7,595,000	7,727,913
5.75% 9/1/23	5,240,000	5,364,450
6.5% 4/30/21	10,860,000	11,355,488
6.625% 1/31/22	16,840,000	17,787,250
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	14,525,000	14,633,938
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (h)	2,415,000	2,242,931
5.125% 12/15/21 (h)	6,375,000	5,920,781
DISH DBS Corp.:
5% 3/15/23	8,965,000	8,393,481
5.875% 7/15/22	5,260,000	5,233,700
6.75% 6/1/21	6,315,000	6,678,113
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	3,495,000	3,652,275
UPCB Finance V Ltd. 7.25% 11/15/21 (h)	1,219,500	1,314,011
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	5,274,000	5,629,995
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,531,300
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)	11,295,000	11,549,138
		143,028,045
Capital Goods - 1.3%
AECOM Technology Corp. 5.75% 10/15/22 (h)	4,425,000	4,491,375
Amsted Industries, Inc. 5% 3/15/22 (h)	4,000,000	3,990,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
General Cable Corp. 5.75% 10/1/22 (k)	$ 30,260,000	$ 27,763,550
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (h)	30,105,000	22,277,700
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (h)	12,565,000	13,413,138
		71,935,763
Chemicals - 2.8%
A. Schulman, Inc. 6.875% 6/1/23 (h)	8,665,000	8,773,313
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)	7,285,000	5,973,700
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,490,000	2,281,463
Momentive Performance Materials, Inc. 3.88% 10/24/21	24,786,000	21,501,855
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	26,786,000	3
Platform Specialty Products Corp. 6.5% 2/1/22 (h)	7,805,000	8,078,175
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)	33,665,000	32,907,538
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (h)	2,675,000	2,688,375
Tronox Finance LLC 6.375% 8/15/20	78,490,000	64,361,800
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (h)	6,165,000	6,226,650
5.625% 10/1/24 (h)	2,475,000	2,524,500
		155,317,372
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	7,458,000	5,369,760
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,928,750
6.625% 11/15/22	2,250,000	2,407,500
		10,706,010
Containers - 4.4%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(k)	18,080,850	18,695,222
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)	4,535,000	4,517,994
6.25% 1/31/19 (h)	15,530,000	15,957,075
6.75% 1/31/21 (h)	38,600,000	39,565,000
7% 11/15/20 (h)	4,215,882	4,258,041
9.125% 10/15/20 (h)	39,129,000	41,036,539
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	$ 33,248,000	$ 29,923,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	3,045,000	2,953,650
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (h)	7,710,000	7,710,000
5.375% 1/15/25 (h)	5,140,000	5,101,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,625,000	14,101,875
6.875% 2/15/21	19,266,000	20,137,054
8.25% 2/15/21 (k)	23,104,000	23,970,400
Sealed Air Corp.:
5.25% 4/1/23 (h)	5,920,000	6,008,800
6.5% 12/1/20 (h)	11,685,000	12,970,350
		246,906,650
Diversified Financial Services - 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	16,275,000	16,312,433
4.5% 5/15/21	16,415,000	16,661,225
Aircastle Ltd.:
4.625% 12/15/18	11,175,000	11,662,509
5.125% 3/15/21	17,325,000	17,844,750
6.25% 12/1/19	11,280,000	12,506,700
7.625% 4/15/20	4,275,000	4,937,625
CIT Group, Inc.:
3.875% 2/19/19	14,895,000	14,969,475
5% 8/15/22	9,475,000	9,628,969
5.375% 5/15/20	11,560,000	12,217,533
5.5% 2/15/19 (h)	6,890,000	7,286,175
FLY Leasing Ltd.:
6.375% 10/15/21	3,715,000	3,770,725
6.75% 12/15/20	6,975,000	7,201,688
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,970,000	18,531,563
6% 8/1/20	16,135,000	16,982,088
ILFC E-Capital Trust I 4.69% 12/21/65 (h)(k)	5,220,000	5,076,450
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	13,812,001
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.875% 8/15/22	$ 2,230,000	$ 2,430,700
6.25% 5/15/19	4,055,000	4,419,342
8.625% 1/15/22	4,920,000	6,051,600
8.75% 3/15/17 (k)	7,556,000	8,240,725
National Financial Partners Corp. 9% 7/15/21 (h)	7,215,000	7,233,038
SLM Corp.:
4.875% 6/17/19	20,835,000	19,897,425
5.5% 1/25/23	4,470,000	3,911,250
6.125% 3/25/24	1,990,000	1,771,100
7.25% 1/25/22	7,690,000	7,593,875
8% 3/25/20	19,883,000	20,678,320
8.45% 6/15/18	2,720,000	2,937,600
		274,566,884
Diversified Media - 1.5%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	8,940,000	9,185,850
7.625% 3/15/20	12,300,000	12,745,875
Series B, 6.5% 11/15/22	8,775,000	9,147,938
MDC Partners, Inc. 6.75% 4/1/20 (h)	23,677,000	23,440,230
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,930,100
5% 4/15/22 (h)	22,905,000	22,704,581
		86,154,574
Electric Utilities No Longer Use - 0.2%
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,740,000	1,631,250
7% 6/15/23 (h)	10,940,000	10,529,750
		12,161,000
Energy - 7.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,940,000	4,127,150
7% 5/20/22	4,725,000	5,025,510
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25% 8/20/19	6,135,000	6,296,044
Antero Resources Corp.:
5.125% 12/1/22	1,810,000	1,710,450
5.625% 6/1/23 (h)	6,455,000	6,212,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Antero Resources Finance Corp. 5.375% 11/1/21	$ 8,220,000	$ 7,993,950
Baytex Energy Corp.:
5.125% 6/1/21 (h)	5,270,000	4,690,300
5.625% 6/1/24 (h)	5,300,000	4,558,000
California Resources Corp.:
5% 1/15/20	7,320,000	6,276,900
6% 11/15/24	7,530,000	6,099,300
Chesapeake Energy Corp.:
4.875% 4/15/22	13,825,000	11,129,125
5.375% 6/15/21	13,855,000	11,638,200
6.125% 2/15/21	6,930,000	5,977,125
6.875% 11/15/20	5,095,000	4,572,763
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	14,800,000	14,504,000
Clayton Williams Energy, Inc. 7.75% 4/1/19	1,395,000	1,238,063
Consolidated Energy Finance SA 6.75% 10/15/19 (h)	5,070,000	5,120,801
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,855,000	11,943,913
6.125% 3/1/22	8,580,000	8,472,750
6.25% 4/1/23 (h)	5,675,000	5,703,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,430,000	14,502,150
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (h)	10,130,000	9,724,800
8.125% 9/15/23 (h)	1,620,000	1,611,014
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (h)	11,420,000	8,622,100
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,865,000	2,857,838
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	4,075,000	4,207,438
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,995,000	7,012,488
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	4,679,438
Halcon Resources Corp. 8.625% 2/1/20 (h)	2,910,000	2,779,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)	9,150,000	8,509,500
5.75% 10/1/25 (h)	4,810,000	4,569,500
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	217,938
5.875% 4/1/20	560,000	473,200
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (k)	30,605,000	18,535,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19	$ 11,670,000	$ 7,177,050
8.625% 4/15/20	2,213,000	1,360,995
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,670,000	3,573,663
Noble Energy, Inc.:
5.625% 5/1/21	8,325,000	8,822,760
5.875% 6/1/24	7,775,000	8,436,606
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,700,000	5,814,000
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)	15,780,000	6,765,675
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	5,770,000	5,784,425
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,381,100
5.625% 11/15/23 (h)	4,810,000	4,569,500
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (k)	11,440,000	11,668,800
5.625% 4/15/23	16,340,000	16,176,600
5.625% 3/1/25 (h)	13,040,000	12,844,400
5.75% 5/15/24	12,880,000	12,807,550
6.25% 3/15/22	16,495,000	16,989,850
SemGroup Corp. 7.5% 6/15/21	8,685,000	9,032,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)	4,445,000	4,356,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,190,000	5,725,750
5.25% 5/1/23	5,510,000	5,441,125
6.375% 8/1/22	5,058,000	5,247,675
6.625% 10/1/20 (Reg. S) (h)	8,250,000	8,621,250
Teine Energy Ltd. 6.875% 9/30/22 (h)	525,000	488,250
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)	6,990,000	7,055,566
6.125% 6/15/25 (h)	1,815,000	1,819,538
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,423,000	5,626,363
6.125% 10/15/21	9,620,000	10,028,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp.: - continued
6.25% 10/15/22 (h)	$ 4,640,000	$ 4,848,800
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	3,046,538
		420,103,290
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,935,000	7,974,675
5.625% 2/15/24	4,285,000	4,370,700
5.875% 3/15/25	11,950,000	12,278,625
		24,624,000
Environmental - 2.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	17,905,000	18,710,725
Clean Harbors, Inc.:
5.125% 6/1/21	4,870,000	4,906,525
5.25% 8/1/20	7,130,000	7,300,407
Covanta Holding Corp.:
5.875% 3/1/24	3,675,000	3,601,500
6.375% 10/1/22	10,324,000	10,840,200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	29,015,000	30,175,600
Tervita Corp.:
8% 11/15/18 (h)	39,825,000	35,046,000
9.75% 11/1/19 (h)	13,535,000	8,121,000
10.875% 2/15/18 (h)	16,960,000	10,515,200
		129,217,157
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (h)(k)	22,865,000	20,749,988
9.25% 2/15/19 (h)	20,825,000	21,137,375
Rite Aid Corp.:
6.75% 6/15/21	15,355,000	16,314,688
7.7% 2/15/27	4,550,000	5,300,750
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)	15,915,000	15,795,638
		79,298,439
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 5.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (h)	$ 39,860,000	$ 37,269,100
ESAL GmbH 6.25% 2/5/23 (h)	27,845,000	27,427,325
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)	19,875,000	20,819,063
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	2,118,750
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)	6,960,000	8,772,384
JBS Investments GmbH:
7.25% 4/3/24 (h)	7,980,000	8,189,475
7.75% 10/28/20 (h)	31,140,000	33,631,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)	4,565,000	4,523,664
7.25% 6/1/21 (h)	5,649,000	5,938,511
7.25% 6/1/21 (h)	16,325,000	17,161,656
8.25% 2/1/20 (h)	17,318,000	18,357,080
Minerva Luxmbourg SA 7.75% 1/31/23 (h)	29,590,000	29,729,073
Post Holdings, Inc.:
6% 12/15/22 (h)	8,155,000	7,910,350
6.75% 12/1/21 (h)	22,225,000	22,391,688
7.375% 2/15/22	54,267,000	55,488,008
		299,727,327
Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	15,445,000	11,969,875
Eldorado Resorts, Inc. 7% 8/1/23 (h)	3,825,000	3,834,563
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	14,915,000	15,511,600
Isle of Capri Casinos, Inc. 5.875% 3/15/21	2,080,000	2,158,000
MCE Finance Ltd. 5% 2/15/21 (h)	4,530,000	4,303,500
MGM Mirage, Inc. 7.75% 3/15/22	3,795,000	4,212,450
Pinnacle Entertainment, Inc. 6.375% 8/1/21	8,060,000	8,694,725
Scientific Games Corp.:
6.625% 5/15/21	25,155,000	19,998,225
7% 1/1/22 (h)	5,140,000	5,326,325
10% 12/1/22	9,110,000	8,848,088
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)	2,265,000	2,304,638
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	7,134,000	7,196,423
Wynn Macau Ltd. 5.25% 10/15/21 (h)	8,445,000	8,033,306
		102,391,718
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 10.3%
Alere, Inc. 6.5% 6/15/20	$ 12,610,000	$ 13,114,400
Community Health Systems, Inc.:
5.125% 8/1/21	26,885,000	27,893,188
6.875% 2/1/22	69,675,000	74,552,250
7.125% 7/15/20	5,965,000	6,352,725
Concordia Healthcare Corp. 7% 4/15/23 (h)	3,820,000	3,891,625
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,645,000	3,717,900
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	10,051,957
DJO Finco, Inc. 8.125% 6/15/21 (h)	9,610,000	9,874,275
Endo Finance LLC:
5.375% 1/15/23 (h)	10,920,000	11,035,970
7% 12/15/20 (h)	4,918,000	5,163,900
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (h)	7,345,000	7,638,800
HCA Holdings, Inc.:
5.875% 3/15/22	3,715,000	4,072,569
5.875% 5/1/23	7,490,000	8,051,750
6.25% 2/15/21	18,100,000	19,819,500
6.5% 2/15/20	10,070,000	11,259,519
7.5% 11/6/33	2,199,000	2,374,920
Hologic, Inc. 5.25% 7/15/22 (h)	6,320,000	6,525,400
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (h)	7,210,000	7,570,500
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (h)	950,000	997,500
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (h)(k)	3,130,000	3,227,813
Kindred Escrow Corp. II:
8% 1/15/20 (h)	13,280,000	14,375,600
8.75% 1/15/23 (h)	2,590,000	2,855,475
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (h)	2,800,000	2,881,620
5.5% 4/15/25 (h)	2,330,000	2,347,475
5.75% 8/1/22 (h)	4,825,000	5,030,063
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	1,965,000	2,023,950
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,788,450
5.5% 2/1/21	9,985,000	10,359,438
Service Corp. International 4.5% 11/15/20	3,510,000	3,615,300
Surgical Care Affiliates, Inc. 6% 4/1/23 (h)	5,245,000	5,323,675
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 30,420,000	$ 30,579,705
4.75% 6/1/20	5,795,000	5,968,850
5% 3/1/19 (h)	10,665,000	10,771,650
6% 10/1/20	9,650,000	10,494,375
6.75% 2/1/20	5,070,000	5,361,525
8.125% 4/1/22	75,911,000	85,163,033
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)	23,370,000	24,012,675
5.5% 3/1/23 (h)	9,060,000	9,263,850
5.625% 12/1/21 (h)	6,495,000	6,689,850
5.875% 5/15/23 (h)	19,360,000	20,132,464
6.125% 4/15/25 (h)	10,925,000	11,416,625
6.75% 8/15/21 (h)	17,271,000	17,983,429
7.25% 7/15/22 (h)	7,311,000	7,713,105
VPI Escrow Corp. 6.375% 10/15/20 (h)	27,610,000	29,094,038
Wellcare Health Plans, Inc. 5.75% 11/15/20	4,815,000	5,055,750
		582,488,431
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	8,285,000	8,077,875
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	3,295,000	3,327,950
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (h)	2,615,000	2,497,325
KB Home 8% 3/15/20	5,100,000	5,635,500
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (h)	5,140,000	5,268,500
Standard Pacific Corp. 8.375% 1/15/21	6,434,000	7,576,035
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (h)	10,165,000	9,885,463
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,840,000	4,791,600
5.875% 6/15/24	5,000,000	4,925,000
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,422,925
8.5% 11/15/20	8,335,000	8,980,963
		65,389,136
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 1.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)(j)	$ 7,220,000	$ 7,220,000
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	55,920,000	57,108,300
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (h)(k)	15,005,000	15,005,000
		79,333,300
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (h)	14,655,000	11,650,725
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	11,025,000	11,424,105
NCL Corp. Ltd. 5.25% 11/15/19 (h)	6,710,000	6,944,850
		30,019,680
Metals/Mining - 1.6%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	4,165,000	4,154,588
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,610,000	1,592,100
CONSOL Energy, Inc. 5.875% 4/15/22	19,465,000	15,121,872
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)	4,155,000	3,199,350
7% 2/15/21 (h)	13,375,000	10,198,438
7.25% 5/15/22 (h)	8,500,000	6,311,250
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (h)	2,205,000	1,604,138
Murray Energy Corp. 11.25% 4/15/21 (h)	14,940,000	9,188,100
Peabody Energy Corp.:
6% 11/15/18	11,705,000	4,272,325
7.875% 11/1/26	8,885,000	2,487,800
10% 3/15/22 (h)	7,755,000	3,955,050
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	5,585,000	5,459,338
8.25% 1/15/21 (h)	12,195,000	11,920,613
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (h)	2,000,000	1,960,000
7.375% 2/1/20 (h)	3,860,000	3,782,800
Walter Energy, Inc.:
9.5% 10/15/19 (d)(h)	10,615,000	5,280,963
12% 4/1/20 pay-in-kind (d)(h)(k)	17,108,300	342,166
		90,830,891
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 0.6%
NewPage Corp. 11.375% 12/31/14 (d)	$ 56,458,756	$ 6
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	32,748,850
		32,748,856
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(k)	6,755,000	6,856,325
Restaurants - 0.2%
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	8,445,000	8,799,690
Services - 4.0%
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)	16,725,000	16,515,938
APX Group, Inc.:
6.375% 12/1/19	36,115,000	35,302,413
8.75% 12/1/20	22,055,000	20,014,913
ARAMARK Corp. 5.75% 3/15/20	3,775,000	3,944,875
Audatex North America, Inc. 6% 6/15/21 (h)	3,050,000	3,114,813
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (h)	4,470,000	4,447,650
5.5% 4/1/23	5,145,000	5,170,725
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)	15,720,000	14,541,000
Corrections Corp. of America 4.125% 4/1/20	7,310,000	7,328,275
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,791,200
6.25% 10/15/22	5,555,000	5,666,100
IHS, Inc. 5% 11/1/22 (h)	4,155,000	4,160,194
Laureate Education, Inc. 10% 9/1/19 (h)(k)	98,639,000	92,843,915
The GEO Group, Inc. 6.625% 2/15/21	1,697,000	1,777,608
		223,619,619
Steel - 1.1%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (h)	960,000	871,200
Commercial Metals Co. 4.875% 5/15/23	5,495,000	5,027,925
Evraz, Inc. NA Canada 7.5% 11/15/19 (h)	3,775,000	3,737,250
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	56,537,000	50,176,588
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,624,000	3,569,640
		63,382,603
Super Retail - 3.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)	25,725,000	27,204,188
Asbury Automotive Group, Inc. 6% 12/15/24	5,710,000	5,938,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (h)(k)	$ 16,440,000	$ 11,220,300
Claire's Stores, Inc.:
6.125% 3/15/20 (h)	10,985,000	8,678,150
7.75% 6/1/20 (h)	16,147,000	5,570,715
9% 3/15/19 (h)	32,990,000	28,577,588
DPL, Inc. 7.75% 10/15/20 (h)	13,170,000	10,404,300
Family Tree Escrow LLC:
5.25% 3/1/20 (h)	2,140,000	2,257,700
5.75% 3/1/23 (h)	10,705,000	11,293,775
JC Penney Corp., Inc.:
5.65% 6/1/20	1,545,000	1,390,500
6.375% 10/15/36	3,985,000	2,849,275
7.4% 4/1/37	3,235,000	2,588,000
Serta Simmons Holdings, LLC 8.125% 10/1/20 (h)	45,232,000	48,002,460
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,710,000	1,282,500
		167,257,851
Technology - 1.6%
ADT Corp. 6.25% 10/15/21	4,910,000	5,204,600
Avaya, Inc. 10.5% 3/1/21 (h)	4,369,800	3,550,463
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)	5,170,000	5,286,325
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	2,700,000	2,011,500
BMC Software, Inc. 7.25% 6/1/18	6,280,000	5,495,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (h)(k)	2,990,000	1,853,800
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,120,500
CommScope, Inc. 4.375% 6/15/20 (h)	5,180,000	5,212,375
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	12,715,000	9,345,525
First Data Corp.:
8.75% 1/15/22 pay-in-kind (h)(k)	2,436,000	2,582,160
10.625% 6/15/21	4,402,000	4,908,230
Global Cash Access, Inc. 10% 1/15/22 (h)	3,965,000	3,865,875
Lucent Technologies, Inc.:
6.45% 3/15/29	24,572,000	25,923,460
6.5% 1/15/28	420,000	441,000
Micron Technology, Inc. 5.25% 1/15/24 (h)	4,810,000	4,617,600
Sanmina Corp. 4.375% 6/1/19 (h)	3,940,000	3,999,100
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,048,988
		92,466,501
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - 11.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)	$ 4,750,000	$ 4,904,375
6.75% 11/15/20 (h)	12,475,000	13,410,625
Altice Financing SA 6.5% 1/15/22 (h)	28,550,000	29,477,875
Altice Finco SA:
8.125% 1/15/24 (h)	25,815,000	26,847,600
9.875% 12/15/20 (h)	16,535,000	18,353,850
Altice SA 7.75% 5/15/22 (h)	55,215,000	55,629,113
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,400,925
Columbus International, Inc. 7.375% 3/30/21 (h)	37,990,000	40,364,375
CommScope Technologies Finance LLC 6% 6/15/25 (h)	7,220,000	7,129,750
Crown Castle International Corp. 5.25% 1/15/23	6,885,000	7,212,038
Digicel Group Ltd.:
6% 4/15/21 (h)	23,740,000	22,374,950
6.75% 3/1/23 (h)	7,470,000	7,167,465
GCI, Inc. 6.875% 4/15/25	1,450,000	1,475,375
Inmarsat Finance PLC 4.875% 5/15/22 (h)	8,715,000	8,562,488
Intelsat Jackson Holdings SA:
5.5% 8/1/23	26,225,000	23,799,188
6.625% 12/15/22 (Reg. S)	5,685,000	5,187,563
7.5% 4/1/21	14,520,000	14,447,400
Intelsat Luxembourg SA 7.75% 6/1/21	15,535,000	12,350,325
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)	14,440,000	14,042,900
5.375% 5/1/25 (h)	2,405,000	2,341,869
6.125% 1/15/21	9,460,000	9,921,175
MetroPCS Wireless, Inc. 6.625% 11/15/20	7,010,000	7,290,400
Numericable Group SA:
4.875% 5/15/19 (h)	22,005,000	22,335,075
6% 5/15/22 (h)	22,675,000	23,071,813
6.25% 5/15/24 (h)	9,760,000	9,925,432
Sable International Finance Ltd. 6.875% 8/1/22 (h)	3,790,000	3,738,608
Sprint Capital Corp.:
6.875% 11/15/28	22,564,000	19,122,990
6.9% 5/1/19	36,338,000	35,611,240
Sprint Communications, Inc. 6% 11/15/22	19,120,000	16,796,920
Sprint Corp.:
7.125% 6/15/24	8,670,000	7,933,050
7.25% 9/15/21	29,095,000	27,822,094
7.625% 2/15/25	2,730,000	2,532,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.: - continued
7.875% 9/15/23	$ 29,530,000	$ 28,311,888
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	5,630,000	5,883,350
6.25% 4/1/21	13,650,000	14,298,375
6.542% 4/28/20	5,115,000	5,388,141
6.625% 4/1/23	11,825,000	12,593,625
6.633% 4/28/21	12,825,000	13,577,828
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,198,275
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)	14,385,000	14,708,663
7.375% 4/23/21 (h)	12,755,000	13,520,300
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (h)	4,810,000	4,755,888
		625,817,254
Transportation Ex Air/Rail - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	10,575,000	10,416,375
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	26,790,000	22,838,475
8.125% 2/15/19	18,461,000	14,584,190
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)	5,350,000	5,029,000
Teekay Corp. 8.5% 1/15/20	9,015,000	9,893,963
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	12,604,375
		75,366,378
Utilities - 1.6%
Calpine Corp. 6% 1/15/22 (h)	5,950,000	6,292,125
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,175,000	3,385,344
Dynegy, Inc.:
7.375% 11/1/22 (h)	10,215,000	10,585,294
7.625% 11/1/24 (h)	8,905,000	9,194,413
GenOn Energy, Inc.:
9.5% 10/15/18	1,874,000	1,883,370
9.875% 10/15/20	2,682,000	2,675,295
InterGen NV 7% 6/30/23 (h)	25,000,000	22,500,000
Mirant Americas Generation LLC:
8.5% 10/1/21	3,227,000	3,001,110
9.125% 5/1/31	4,141,000	3,726,900
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,450,360
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (h)	$ 9,392,553	$ 10,355,289
PPL Energy Supply LLC 6.5% 6/1/25 (h)	4,685,000	4,591,300
RJS Power Holdings LLC 5.125% 7/15/19 (h)	2,610,000	2,531,700
RRI Energy, Inc. 7.875% 6/15/17	2,106,000	2,121,795
		89,294,295
TOTAL NONCONVERTIBLE BONDS		4,509,584,853
TOTAL CORPORATE BONDS (Cost $4,695,242,860)		4,515,110,081
Common Stocks - 0.6%
	Shares
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc.	180,361	4,162,732
Chassix Holdings, Inc. warrants (a)	48,731	0
General Motors Co.	16,125	508,099
General Motors Co.:
warrants 7/10/16 (a)	192,657	4,238,454
warrants 7/10/19 (a)	5,208	76,610
Motors Liquidation Co. GUC Trust (a)	49,155	835,635
		9,821,530
Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	2,323,776
Building Materials - 0.3%
Nortek, Inc. (a)	170,720	13,929,045
Energy - 0.0%
Chesapeake Energy Corp. (f)	98,900	856,474
Metals/Mining - 0.0%
Aleris International, Inc. (a)(l)	46,900	503,706
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(g)	520,065	702,088
Common Stocks - continued
	Shares	Value
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(h)	419,352	$ 4,729,883
Navios Maritime Holdings, Inc. (f)	771,100	2,853,070
		7,582,953
TOTAL COMMON STOCKS (Cost $45,329,841)		35,719,572
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25% (i)	14,300	15,905,890
Huntington Bancshares, Inc. 8.50% (a)	18,577	25,171,835
		41,077,725
Energy - 0.5%
Chesapeake Energy Corp. Series A 5.75% (a)	48,400	25,083,121
TOTAL CONVERTIBLE PREFERRED STOCKS		66,160,846
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (h)	16,153	16,401,858
TOTAL PREFERRED STOCKS (Cost $86,461,986)		82,562,704
Bank Loan Obligations - 8.3%
	Principal Amount
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (k)	$ 5,225,260	5,218,729
Tranche D, term loan 3.75% 6/4/21 (k)	10,068,288	10,043,117
		15,261,846
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	2,116,108	2,137,269
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	4,775,776	4,775,776
Capital Goods - 0.3%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (k)	5,671,270	5,479,865
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - continued
Rexnord LLC Tranche B, term loan 4% 8/21/20 (k)	$ 6,357,639	$ 6,381,480
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (k)	5,594,456	5,538,511
		17,399,856
Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (k)	920,000	915,400
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (k)	8,178,965	8,199,413
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	5,613,358	5,613,358
Diversified Financial Services - 0.1%
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (k)	4,360,000	4,381,800
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (k)	6,597,488	6,564,500
Energy - 0.3%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (k)	7,700,000	7,645,869
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	11,630,000	6,222,050
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	13,600,000	4,046,000
		17,913,919
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (k)	4,755,000	4,749,056
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (k)	32,133,675	32,013,174
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	3,388,895	2,999,172
		35,012,346
Food/Beverage/Tobacco - 0.1%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (k)	6,194,075	6,248,273
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	$ 27,590,463	$ 23,348,429
Healthcare - 0.8%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (k)	6,110,000	6,140,550
Tranche B 1LN, term loan 4.5% 4/23/21 (k)	5,873,442	5,873,442
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (k)	7,473,591	7,492,275
Tranche B 5LN, term loan 2.9396% 3/31/17 (k)	3,575,211	3,579,859
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (k)	11,577,339	11,476,037
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (k)	4,391,931	4,402,911
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (k)	5,196,975	5,196,975
		44,162,049
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	765,205	757,553
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (k)	8,552,511	8,573,892
		9,331,445
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	14,500,501	14,518,627
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (k)	26,620,157	26,420,506
Metals/Mining - 0.1%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (k)	5,993,035	4,015,334
Services - 1.5%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (k)	7,978,689	7,958,743
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (k)	6,068,466	5,795,385
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (k)	75,907,831	70,784,053
		84,538,181
Bank Loan Obligations - continued
	Principal Amount	Value
Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (k)	$ 10,227,380	$ 9,869,422
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (k)	16,496,188	13,691,836
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (k)	11,371,976	11,357,761
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (k)	14,738,357	14,627,819
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (k)	12,159,525	12,197,584
		61,744,422
Technology - 1.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (k)	1,055,000	1,055,443
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (k)	27,125,848	27,024,126
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (k)	17,069,270	16,983,924
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (k)	5,372,000	5,318,280
Tranche 2LN, term loan 8% 4/9/22 (k)	4,635,000	4,553,888
		54,935,661
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (k)	13,405,071	13,153,726
Tranche B 2LN, term loan 3.25% 1/31/22 (k)	3,351,751	3,330,802
		16,484,528
TOTAL BANK LOAN OBLIGATIONS (Cost $496,878,838)		468,671,994
Preferred Securities - 4.0%

Banks & Thrifts - 3.0%
Bank of America Corp.:
6.1% (i)(k)	15,230,000	15,507,327
6.25% (i)(k)	4,190,000	4,299,928
Barclays Bank PLC 7.625% 11/21/22	18,860,000	22,029,301
Barclays PLC:
6.625% (i)(k)	22,085,000	22,065,417
8.25% (i)(k)	18,107,000	19,573,734
Credit Agricole SA:
6.625% (h)(i)(k)	3,565,000	3,576,661
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
Credit Agricole SA: - continued
7.875% (h)(i)(k)	$ 13,465,000	$ 14,082,596
Credit Suisse Group 7.5% (h)(i)(k)	10,120,000	10,883,562
Credit Suisse Group AG 6.25% (h)(i)(k)	7,520,000	7,379,103
Goldman Sachs Group, Inc. 5.375% (i)(k)	7,215,000	7,277,290
JPMorgan Chase & Co.:
5.3% (i)(k)	12,035,000	12,168,673
6.125% (i)(k)	3,995,000	4,082,145
6.75% (i)(k)	3,065,000	3,350,428
Lloyds Banking Group PLC 7.5% (i)(k)	19,080,000	20,027,001
Societe Generale 6% (h)(i)(k)	6,100,000	5,784,723
		172,087,889
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (i)(k)	46,450,000	47,734,812
6.3% (i)(k)	8,855,000	8,796,143
		56,530,955
TOTAL PREFERRED SECURITIES (Cost $222,149,418)		228,618,844
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	219,216,979	219,216,979
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,938,000	1,938,000
TOTAL MONEY MARKET FUNDS (Cost $221,154,979)		221,154,979
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,767,217,922)		5,551,838,174
NET OTHER ASSETS (LIABILITIES) - 1.7%		95,488,876
NET ASSETS - 100%		$ 5,647,327,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,450,732,001 or 43.4% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,706 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,481
Fidelity Securities Lending Cash Central Fund	8,014
Total	$ 89,495
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 884,111	$ -	$ -	$ -	$ 702,088
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,985,895	$ 4,823,163	$ -	$ 4,162,732
Energy	25,939,595	25,939,595	-	-
Financials	60,638,994	44,237,136	16,401,858	-
Industrials	21,511,998	16,782,115	-	4,729,883
Materials	503,706	-	-	503,706
Telecommunica-tion Services	702,088	702,088	-	-
Corporate Bonds	4,515,110,081	-	4,515,110,072	9
Bank Loan Obligations	468,671,994	-	461,773,891	6,898,103
Preferred Securities	228,618,844	-	228,618,844	-
Money Market Funds	221,154,979	221,154,979	-	-
Total Investments in Securities:	$ 5,551,838,174	$ 313,639,076	$ 5,221,904,665	$ 16,294,433
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $5,758,516,489. Net unrealized depreciation aggregated $206,678,315, of which $136,665,949 related to appreciated investment securities and $343,344,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments July 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Short Duration
High Income Fund

July 31, 2015

1.969439.101

SDH-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
Air Transportation - 7.0%
Air Canada 6.625% 5/15/18 (b)	$ 785,000	$ 817,381
Allegiant Travel Co. 5.5% 7/15/19	380,000	384,750
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	290,000	283,475
5.5% 10/1/19 (b)	340,000	348,075
U.S. Airways Group, Inc. 6.125% 6/1/18	1,600,000	1,672,000
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,050,000
		4,555,681
Automotive - 0.3%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,929
Banks & Thrifts - 0.8%
Bank of America Corp.:
2% 1/11/18	150,000	150,508
6% 9/1/17	250,000	270,970
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	97,685
		519,163
Broadcasting - 1.9%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	420,750
6.875% 6/15/18	110,000	98,450
9% 12/15/19	685,000	658,456
10% 1/15/18	65,000	52,000
		1,229,656
Building Materials - 2.4%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	101,769
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,420,000	1,478,149
		1,579,918
Cable/Satellite TV - 0.7%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	162,188
DISH DBS Corp. 5.125% 5/1/20	100,000	101,250
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	212,885
		476,323
Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	260,000	273,650
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	507,500
		781,150
Containers - 2.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(d)	1,001,750	1,035,789
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (b)(d)	$ 150,000	$ 147,973
7% 11/15/20 (b)	167,647	169,324
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	25,000	24,875
		1,377,961
Diversified Financial Services - 7.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.25% 7/1/20	150,000	151,313
Aircastle Ltd. 6.25% 12/1/19	665,000	737,319
Citigroup, Inc. 4.45% 1/10/17	200,000	208,375
CNH Industrial Capital LLC 3.875% 7/16/18 (b)	300,000	302,250
Discover Financial Services 6.45% 6/12/17	200,000	216,667
FLY Leasing Ltd. 6.75% 12/15/20	65,000	67,113
Goldman Sachs Group, Inc. 1.3739% 11/15/18 (d)	200,000	201,216
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,870
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	535,000	551,719
ILFC E-Capital Trust I 4.69% 12/21/65 (b)(d)	105,000	102,113
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	45,000	44,213
Morgan Stanley 2.125% 4/25/18	150,000	151,106
Navient Corp. 5.875% 3/25/21	250,000	234,375
SLM Corp.:
4.875% 6/17/19	825,000	787,875
5.5% 1/15/19	710,000	694,025
8.45% 6/15/18	65,000	70,200
		4,620,749
Diversified Media - 0.9%
MDC Partners, Inc. 6.75% 4/1/20 (b)	610,000	603,900
Energy - 8.7%
California Resources Corp. 5% 1/15/20	880,000	754,600
Citgo Holding, Inc. 10.75% 2/15/20 (b)	245,000	250,513
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	1,020,000	1,030,220
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	760,000	784,700
Forbes Energy Services Ltd. 9% 6/15/19	345,000	252,713
Halcon Resources Corp. 8.625% 2/1/20 (b)	395,000	377,225
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	22,000	22,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	$ 185,000	$ 112,040
6.5% 5/15/19	25,000	15,375
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	85,000	72,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	200,000	211,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	256,563
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (b)	110,000	111,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19 (b)	35,000	36,225
Western Gas Partners LP 2.6% 8/15/18	200,000	200,083
Whiting Petroleum Corp. 5% 3/15/19	650,000	624,000
WPX Energy, Inc. 7.5% 8/1/20	600,000	609,000
		5,720,595
Food/Beverage/Tobacco - 1.4%
JBS Investments GmbH 7.75% 10/28/20 (b)	700,000	756,000
Vector Group Ltd. 7.75% 2/15/21	120,000	128,100
		884,100
Gaming - 1.3%
MCE Finance Ltd. 5% 2/15/21 (b)	400,000	380,000
Wynn Macau Ltd. 5.25% 10/15/21 (b)	500,000	475,625
		855,625
Healthcare - 7.2%
Kindred Escrow Corp. II 8% 1/15/20 (b)	1,305,000	1,412,663
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (b)	25,000	25,729
Polymer Group, Inc. 6.875% 6/1/19 (b)	725,000	739,500
Tenet Healthcare Corp.:
4.75% 6/1/20	200,000	206,000
5% 3/1/19 (b)	1,720,000	1,737,200
Valeant Pharmaceuticals International, Inc. 5.375% 3/15/20 (b)	600,000	616,500
		4,737,592
Homebuilders/Real Estate - 5.7%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	159,757
DDR Corp. 4.75% 4/15/18	150,000	159,338
Essex Portfolio LP 5.5% 3/15/17	250,000	265,029
Lennar Corp. 4.5% 11/15/19	130,000	134,388
Liberty Property LP 6.625% 10/1/17	150,000	164,814
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,496
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
TRI Pointe Homes, Inc. 4.375% 6/15/19	$ 820,000	$ 811,800
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,848,763
		3,694,385
Insurance - 0.3%
ING U.S., Inc. 2.9% 2/15/18 (d)	200,000	205,248
Metals/Mining - 3.4%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(d)	200,000	199,987
First Quantum Minerals Ltd. 6.75% 2/15/20 (b)	1,160,000	893,200
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	186,500
Lundin Mining Corp. 7.5% 11/1/20 (b)	445,000	451,675
Peabody Energy Corp. 6% 11/15/18	625,000	228,125
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	290,000	283,475
		2,242,962
Paper - 0.1%
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	87,550
Publishing/Printing - 0.9%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)	555,000	563,325
Services - 6.5%
ADT Corp. 4.125% 4/15/19	1,495,000	1,519,294
APX Group, Inc.:
6.375% 12/1/19	1,375,000	1,344,063
8.75% 12/1/20	230,000	208,725
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	1,175,000	1,169,125
		4,241,207
Steel - 0.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	70,000	62,125
Steel Dynamics, Inc. 5.125% 10/1/21	160,000	159,600
		221,725
Super Retail - 2.5%
DPL, Inc. 7.75% 10/15/20 (b)	300,000	237,000
JC Penney Corp., Inc.:
5.65% 6/1/20	299,000	269,100
5.75% 2/15/18	650,000	632,125
8.125% 10/1/19	495,000	492,525
		1,630,750
Technology - 0.3%
NXP BV/NXP Funding LLC 4.125% 6/15/20 (b)	200,000	200,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 12.9%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)	$ 200,000	$ 215,000
AT&T, Inc. 1.1945% 11/27/18 (d)	200,000	200,641
Digicel Group Ltd. 8.25% 9/30/20 (b)	500,000	493,750
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	90,000	94,500
Intelsat Jackson Holdings SA 7.25% 10/15/20	1,755,000	1,739,644
Numericable Group SA 4.875% 5/15/19 (b)	2,045,000	2,075,665
Sprint Communications, Inc.:
7% 3/1/20 (b)	980,000	1,043,700
9% 11/15/18 (b)	505,000	565,600
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,314,844
6.542% 4/28/20	365,000	384,491
Verizon Communications, Inc. 3.65% 9/14/18	250,000	262,900
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	70,000	71,575
		8,462,310
Transportation Ex Air/Rail - 1.2%
Navios Maritime Holdings, Inc. 8.125% 2/15/19	980,000	774,200
Utilities - 6.1%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	96,375
DPL, Inc. 6.75% 10/1/19	550,000	589,875
Dynegy, Inc. 6.75% 11/1/19 (b)	1,995,000	2,059,838
RJS Power Holdings LLC 5.125% 7/15/19 (b)	1,265,000	1,227,050
		3,973,138
TOTAL NONCONVERTIBLE BONDS (Cost $55,513,088)		54,442,892
Bank Loan Obligations - 11.5%

Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	193,547	193,064
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (d)	165,000	165,000
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.9396% 1/30/19 (d)	395,000	362,906
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	100,000	100,000
		462,906
Bank Loan Obligations - continued
	Principal Amount	Value
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	$ 133,313	$ 127,313
Tranche 2LN, term loan 7.75% 4/1/22 (d)	25,000	23,750
		151,063
Cable/Satellite TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	344,230	343,369
CSC Holdings LLC Tranche B, term loan 2.6896% 4/17/20 (d)	74,609	74,236
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	66,684	66,934
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	57,691	57,907
		542,446
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	149,116	149,675
Containers - 0.7%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	253,078	253,078
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	219,556	218,458
		471,536
Diversified Financial Services - 0.5%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (d)	100,000	97,875
Tranche B 1LN, term loan 4.75% 11/15/21 (d)	24,938	24,189
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (d)	224,432	222,989
		345,053
Energy - 0.6%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (d)	305,000	280,600
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (d)	98,643	96,423
		377,023
Food & Drug Retail - 0.2%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (d)	3,188	3,199
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	98,258	98,627
		101,826
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	$ 164,462	$ 165,489
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	98,005	91,635
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	233,660	197,735
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (d)	15,000	15,028
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	359,772	358,423
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (d)	238,800	239,707
		1,068,017
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	59,200	59,200
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	85,000	85,000
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	118,153	116,972
		261,172
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	14,850	14,182
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	112,739	92,446
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	98,744	75,786
		168,232
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (d)	462,563	463,141
Services - 1.4%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	68,950	65,847
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	143,850	107,888
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	318,548	314,566
Tranche DD, term loan 4% 11/8/20 (d)	77,595	76,625
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	$ 277,033	$ 258,333
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	69,125	67,743
		891,002
Super Retail - 0.8%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (d)	50,000	41,500
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	9,900	9,913
6% 5/22/18 (d)	217,605	217,333
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	269,325	270,168
		538,914
Technology - 0.6%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (d)	15,000	15,006
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (d)	264,338	264,020
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	14,488	14,379
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (d)	49,961	51,460
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (e)	10,000	9,925
Tranche B 1LN, term loan 7/31/22 (e)	10,000	9,975
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (d)	28,565	28,767
Tranche B 2LN, term loan 4% 7/8/22 (d)	4,709	4,742
		398,274
Utilities - 1.2%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	263,336	258,398
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	54,277	52,920
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	310,000	311,163
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	149,239	142,150
		764,631
TOTAL BANK LOAN OBLIGATIONS (Cost $7,694,211)		7,527,157
Bank Notes - 0.4%
	Principal Amount	Value
Regions Bank 7.5% 5/15/18 (Cost $282,372)	$ 250,000	$ 285,389
Preferred Securities - 0.1%

Diversified Financial Services - 0.1%
Citigroup, Inc. 5.95% (c)(d) (Cost $98,197)	100,000	99,104
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,698,286)	1,698,286	1,698,286
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $65,286,154)		64,052,828
NET OTHER ASSETS (LIABILITIES) - 2.2%		1,411,749
NET ASSETS - 100%		$ 65,464,577
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,996,571 or 39.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 981
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 54,442,892	$ -	$ 54,442,892	$ -
Bank Loan Obligations	7,527,157	-	7,527,157	-
Bank Notes	285,389	-	285,389	-
Preferred Securities	99,104	-	99,104	-
Money Market Funds	1,698,286	1,698,286	-	-
Total Investments in Securities:	$ 64,052,828	$ 1,698,286	$ 62,354,542	$ -
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $65,231,456. Net unrealized depreciation aggregated $1,178,628, of which $530,518 related to appreciated investment securities and $1,709,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015